                                                   Registration No. 333-135513
                                                   File No. 811-21916

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Pre-Effective Amendment No. 2_                                   [X]

         Post-Effective Amendment No. __                                  [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                               [X]

         Amendment No. 2                                                  [X]

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                         OPPENHEIMER SMA CORE BOND FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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              (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street
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                          New York, New York 10281-1008
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [   ]    on _______________ pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer SMA Core Bond Fund

Prospectus dated June 28, 2007

     Oppenheimer SMA Core Bond Fund (the "Fund") is a mutual fund that seeks total return. It invests primarily in investment-grade bonds and U.S. government securities.

     Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private
Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

     This prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

     WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks total  return by investing mainly in debt instruments.

WHAT DOES THE FUND MAINLY INVEST IN? Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes)
in debt securities. The Fund's non-fundamental policy of investing at least 80%
of its net assets in debt securities will not be changed by the Fund's Board of
Trustees without first providing shareholders 60 days' written notice of the change. Investment grade debt securities may include:

o        domestic and foreign corporate debt obligations,
o        domestic and foreign government bonds, including U.S. government securities, and
o        mortgage-related securities (including collateralized mortgage obligations ("CMOs")) issued by private issuers.

     In general,  these debt  securities  are referred to as "bonds." The Fund's
investments  in  U.S.   government   securities  include  securities  issued  or
guaranteed  by the  U.S.  government  or  its  agencies  or  federally-chartered corporate entities referred to as "instrumentalities." These investments include mortgage-related  U.S. government  securities and CMOs. The Fund may also invest in money market  instruments and other debt obligations.  The Fund can invest up to 20% of its  total  assets  in high  yield  debt  securities  that  are  below investment grade (commonly referred to as "junk bonds").

         The Fund can use hedging and certain derivative investments, primarily futures, swaps, CMOs, and "structured" notes, for speculative purposes (to seek higher investment returns) or for hedging purposes (to manage investment risks).
These investments are more fully explained in "About the Fund's Investments"
below.

         There is no set allocation of the Fund's assets among the classes of securities the Fund buys, but the Fund focuses its portfolio investments mainly on U.S. government securities and investment-grade debt securities. If market conditions change, however, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

         In attempting to reduce the volatility of the Fund's portfolio, the
Fund seeks to maintain an average effective portfolio duration (discussed below)
of three to six years (measured on a dollar-weighted basis). The Fund may invest in debt instruments with short-, medium- or long-term maturities. In managing the Fund's portfolio, the portfolio managers may deviate from the Fund's duration targets because of market events and interest rate changes. The Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") will attempt to maintain the overall weighted average credit quality of the Fund's portfolio at a rating of "A-" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO"). These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHICH SECURITIES TO BUY OR SELL? In
selecting securities, the Fund's portfolio managers analyze investment opportunities and risks in different sectors of the debt securities markets. In addition, the portfolio managers analyze, among other factors, prevailing business cycles and relative values and spreads between fixed income investments issued by the corporate and government sectors. The portfolio managers currently focus on the following (which may vary in particular cases and may change over time) when selecting an investment for the Fund:

o        Debt securities in market sectors that offer attractive relative value,
o        Investment grade securities that offer more income than U.S. treasury obligations with a good balance of risk and return,
o        High income potential from different types of corporate and government securities, and o Broad portfolio diversification to help reduce the volatility of the Fund's share prices.

         In determining whether to invest in, hold or sell securities, the portfolio managers will monitor individual issuers, focusing on changes in the factors listed above. Generally, the "total return" sought by the Fund consists of income earned on the Fund's investments plus capital appreciation of the investments, if any, which generally results from positive events that raise the price of the fixed income instrument and may include a decrease in interest rates, ratings upgrades of the issuer or the issuer's industry sector, improved earnings reports of the issuer, potential mergers, acquisitions or dispositions, management changes, positive product developments or market-related events.

FOR WHOM IS THE FUND DESIGNED? The Fund is designed for investors seeking total return from a fund that invests primarily in investment-grade debt securities, but which may also invest in high yield, below investment-grade debt instruments. Investors should be willing to assume the degree of credit and interest rate risk that a fund that typically invests a significant amount of its assets in corporate debt securities possesses. The Fund is intended as a long-term investment and not a short term trading vehicle. In addition, the Fund may be appropriate as part of an investor's overall retirement planning. The
Fund is not a complete investment program.

         Shares of the Fund are designed for, and may be purchased only by or on behalf of, separately managed account ("SMA") clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI
PI and/or a managed account program sponsor as part of a "wrap-fee" program.
Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. These factors include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"). There is also the risk that poor security selection by the Manager will result in the Fund underperforming other funds with similar objectives and risks.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security may not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and, if the issuer fails to repay principal, the value of the debt security and the Fund's share price may fall. A downgrade in an issuer's credit rating or other negative news about the issuer can reduce the market value of the issuer's securities.

         Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk, and securities issued by other agencies of the U.S. government generally have low credit risks. Securities issued by private issuers have greater credit risks.

Special Risks of Lower-Rated Securities. The Fund may invest up to 20% of its total assets in securities rated below investment grade (including convertible securities). The Fund's portfolio will, therefore, have greater credit risk exposure than that of funds whose portfolios consist only of investment-grade securities. Debt securities that are below investment grade may be subject to greater price fluctuations and risk of loss of income and principal than investment-grade debt securities. Securities that are, or that have fallen, below investment-grade are exposed to a greater risk of default than investment-grade securities. There may be less of a market for these securities, making them harder to value or sell at an acceptable price.
         These risks may reduce the Fund's share price and the income it may earn. In times of credit tightening or geopolitical, economic or financial crisis, prices of many below investment grade securities may be negatively affected in a similar, highly correlated), resulting in significant losses to the Fund's portfolio and its share price.

INTEREST RATE RISK. The values of debt securities are subject to change when prevailing interest rates change. Generally, there is an inverse relationship between interest rates and the price of debt instruments. When interest rates fall, the value of already-issued debt securities generally rise (and may sell at a premium from their face amount) and when interest rates rise, the value of already-issued debt securities generally fall (and may sell at a discount from their face amount). The magnitude of these fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities. The
Fund's share prices may fluctuate when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.
In addition, when interest rates fall, the Fund's investments in new debt securities may be at lower yields, which could reduce the Fund's income.

         At times, the Fund may invest more of its assets in longer-term debt instruments. When the average effective duration of the Fund's portfolio is longer, the Fund's share price will be more sensitive to interest rate changes.
The Fund may also invest in zero-coupon or "stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments). Generally, the price of these derivative securities will be more volatile and sensitive to changes in interest rates than conventional debt securities.

PREPAYMENT RISK. Prepayment risk is the uncertainty related to unscheduled prepayment of principal in excess of scheduled principal repayment. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase.

         If prepayments of underlying mortgages of a CMO occur at a faster rate than expected when interest rates fall, the market value and yield of the CMO may be reduced. If interest rates rise rapidly, prepayments may occur at a slower rate than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security (that is, extension risk).
That may cause the CMO's value to fluctuate more widely in response to changes in interest rates. In turn, this may cause the value of the Fund's shares to be more volatile.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of its price. Prices of interest-only and principal-only "stripped" securities may be particularly volatile and sensitive to changing interest rates.

RISKS OF USING DERIVATIVE INVESTMENTS. The Fund can use hedging and certain derivative investments, primarily futures, swaps, CMOs, and "structured" notes, for speculative purposes (to seek higher investment returns) or for hedging purposes (to manage investment risks). The Fund, however, has limits on the amounts of certain types of derivatives that it may hold. In general, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, forward contracts, interest-only and principal-only securities, structured notes, interest rate swap agreements and certain mortgage-related securities, including
CMOs, are examples of derivatives the Fund may use.

         If the counterparty of the derivative does not honor its obligation under the derivative contract, the Fund may incur a loss. The derivative and its corresponding underlying instrument may not perform as forecasted. As a result, the Fund may receive less income than expected and the Fund's share price may fall, perhaps substantially. Some derivatives may be illiquid, making them difficult to value or sell at an acceptable price. Using derivatives may result in leverage, which may increase volatility in the Fund's share prices.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the portfolio managers' current view of the overall risk profile of the Fund and how these risks may affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. The Fund's share price will change daily based on changes in interest rates, market prices of securities, market conditions and in response to other economic events. There is no assurance that the Fund will achieve its investment objective. Debt securities are subject to market, credit and interest rate risks that may affect their values and the Fund's share price.
Prepayment risk of mortgage-backed securities may cause the Fund to reinvest proceeds of its investments in lower-yielding securities that may lower the
Fund's total return. The Fund is generally more aggressive than a bond fund that invests primarily in U. S. government securities, however, the Fund is less aggressive than a high-yield bond fund or a fund that invests solely in foreign or emerging market debt securities.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Performance

This prospectus does not include performance information because, as of the date of this prospectus, the Fund has not commenced operations. After the Fund has commenced investment operations, you may contact your adviser or the "wrap-fee"
program sponsor to obtain the Fund's performance information. If you would like to review performance information of a fund that is managed in a substantially similar manner as the Fund (i.e., that has the same investment adviser, portfolio managers, investment objectives, policies, strategies and risks as this Fund), please see Appendix A. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The table below shows the net expenses of the Fund as 0.05%, reflecting the fact that the Manager is absorbing almost all expenses of operating the Fund, and is waiving or reimbursing any fees to the Fund except extraordinary expenses, transfer agent fees and fees paid to the Trustees who are not "interested persons" of the Fund (the "Independent Trustees") under the Investment Company
Act of 1940, as amended (the "Investment Company Act"). The Fund is an investment option for certain separately managed account ("SMA") strategies offered through certain "wrap-fee" programs sponsored by investment advisers and broker-dealers that are not affiliated with the Fund, the Manager or OFI PI for which OFI PI receives compensation pursuant to an investment management agreement. Investors in the "wrap-fee" programs pay a "wrap" fee to the sponsor of the program. Those fees and expenses are not reflected in this prospectus.
The "wrap-fee" brochure provided to you by the program sponsor or your adviser includes information about the fees charged to you by the program sponsor. You should read it carefully.

         The numbers below are based on the Fund's estimated expenses, annualized for its first fiscal year ending December 31, 2007, based on estimated average daily net assets of $25 million. Future expenses may be higher or lower than those indicated below.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                           None
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--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None
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--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge                                   None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Redemption Fee                                                             None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                                                           0.35%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                                  None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses(1)                                                         0.19%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                           0.54%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Less Fee Waiver/Expense Reimbursement(2)                            (0.49%)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                        0.05%
--------------------------------------------------------------------------------

Examples. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The example applies whether or not you redeem your shares and assumes that your investment has a 5% return each year and that the operating expenses are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:

------------------------- ------------------------
         1 year                   3 years
------------------------- ------------------------
------------------------- ------------------------
           $5                       $16
------------------------- ------------------------

1.   The amount under "Other Expenses" reflects the estimated amount of transfer agent fees, custodial expenses, accounting and legal expenses, and other expenses that would be paid if the Manager had not agreed to pay or reimburse them.

2.   The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. This agreement has no fixed term. Investors should be aware that even though the
     Fund does not pay any fees or expenses to the Manager, investors will pay a
     "wrap fee" to their program's sponsor.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager seeks to reduce risks by carefully researching securities before they are purchased. However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will usually change daily based on changes in interest rates, in the market prices of securities, market conditions and other economic events. The Fund will attempt to reduce its investment portfolio's exposure to security specific risk by diversifying its investments, that is, by not investing too great a percentage of the Fund's assets in any one issuer. The Fund will not invest more than 25%
or more of its total assets in any one industry or group of related industries.

         Changes in the overall market prices of securities and any income they may produce may occur at any time. The Fund's share price will change daily based on changes in interest rates, market prices of securities, market conditions and in response to other economic events.

         In analyzing debt securities, the Manager will not rely solely on analyses issued by NRSROs and other rating organizations, but will also conduct its own analysis focusing on the business and economic factors that affect an issuer. The Fund may invest in debt securities that are rated by an NRSRO or unrated debt securities that are assigned an equivalent rating by the Manager.
"Investment-grade" rated securities are those in the four highest rating categories of NRSROs, including those given a comparable rating by the Manager.
A description of the ratings definitions and categories is included in Appendix
A to the Statement of Additional Information.

U.S. Government Securities. Not all of the U.S. government securities the Fund may invest in are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Some of the U.S. government securities are backed by the right of the issuing entity to borrow from the U.S.
Treasury. Others are backed only by the credit of the instrumentality. The different types of securities described below are generally referred to as "U.S.
government securities" in this prospectus.

o        U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
         Treasury bonds (having maturities of more than ten years when issued).
         Treasury securities are backed by the full faith and credit of the
         United States as to timely payments of interest and repayments of principal. The Fund may purchase U. S. Treasury securities that have been "stripped" of their coupons and zero-coupon securities described below.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or
         Instrumentalities. These include direct obligations and
         mortgage-related securities that have different levels of credit support from the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. government, such as
         Government National Mortgage Association ("Ginnie Mae") pass-through mortgage certificates, while others are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes") and
         Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

     o Mortgage-Related U.S. Government  Securities.  These include interests in pools of  residential  or  commercial  mortgages,  in the form of CMOs and other
"pass-through" mortgage securities. CMOs that are U.S. government securities are collateralized to secure payment of interest and principal. These securities may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S.  agency or  instrumentality  or mortgage loans insured by a
U.S.  government  agency.  The Fund may have  substantial  portion of its assets invested in mortgage-related U.S. government securities. CMOs and other types of mortgage-related securities may be considered derivative investments.

         The price and yield of a CMO is determined, in part, by assumptions about the expected future cash flows of the underlying mortgages.
         Changes in interest rates may cause the rate of expected prepayments of the underlying mortgages to change. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. This volatility in the price and yield of the CMO may have a negative effect on the Fund's share price.

Other Debt Securities. While the Fund invests primarily in investment-grade debt securities, it is not required to sell a debt security that falls below investment grade after the Fund purchases it (including debt securities that are in default). The portfolio managers will, however, closely monitor these securities to determine whether the Fund should sell or continue to hold them.
While securities rated "Baa" by Moody's or "BBB" by S&P are considered
"investment grade," they have some speculative characteristics.

         While investment-grade securities are subject to risks of non-payment of interest and principal, in general, higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.
As described above, debt securities that are below investment grade may be subject to greater price volatility and risk of loss of income and principal than investment-grade debt securities. There may be less of a market for these securities, making them harder to value or sell at an acceptable price during adverse market conditions. These risks may reduce the Fund's share price.

Asset-Backed Securities. The Fund may invest in asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. Asset-backed securities are typically issued by trusts or special purpose corporations that pass the income from the underlying pool of loans to the purchaser of the security. Asset-backed securities may be subject to prepayment risk and the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

The Fund's Portfolio "Duration" Strategy. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. For example, the price of a bond fund with a duration of five-years would be expected to fall approximately 5% if interest rates rose by one percentage point (1% or 100 basis points), while the price of a bond fund with a duration of one-year would be expected to fall approximately 1% on a one percentage point rise.

         The Fund measures the duration of its entire portfolio of securities on a dollar-weighted basis, to try to maintain an average effective duration of its portfolio of three to six years under normal market conditions (that is, when financial markets are not in a volatile state). Duration, however, cannot be relied on as an exact prediction of future volatility. There can be no assurance that the Fund will achieve its targeted portfolio duration.

         In calculating the Fund's duration a number of assumptions and variables are used that are based on historical data about similar securities and underlying assets. When managing the Fund's durations the portfolio managers may be unable to obtain their targeted duration level because of unanticipated economic events or conditions relating to a particular security or variable used in managing the Fund's duration. In the case of CMOs, duration calculations are based on historic rates of prepayments of similar underlying mortgages. If the mortgages underlying the Fund's investments are prepaid at a different rate than forecasted, the duration calculation for the security may be incorrect. Although the portfolio managers will frequently monitor the Fund's duration, there is no assurance that the Fund will maintain its targeted duration level.

Foreign Debt Securities. The Fund typically invests a portion of its assets in foreign debt securities. The Fund, however, may not invest more than 20% of its net assets in foreign debt securities. The Fund may invest in debt securities issued by foreign governments or companies, as well as "supranational" entities, such as the World Bank. The Fund's investments may include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund may invest in securities of governments and companies in both developed markets and emerging markets. Debt securities issued or guaranteed by a foreign government or its agencies may not be backed by the "full faith and credit" of the government and therefore, will be subject to a greater degree of credit risk than debt securities issued or guaranteed by the U.S. government.
The Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The Fund may buy foreign currency in connection with the purchase and sale of foreign securities or hedging purposes and not for speculation.

Risks of Foreign Investing. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in value of a foreign currency against the U.S. dollar, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S.
or abroad, or other political and economic factors. Currency exchange rate changes may also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the
U.S. dollar. The Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of United States issuers or securities that trade exclusively in United States currency.

         The markets for debt securities of foreign countries may be relatively small. Additionally, issuers of foreign debt securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, auditing and disclosure standards of foreign countries may differ significantly from U.S.
standards. Also, foreign taxes, currency regulations, or political changes could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation in a particular country, the Fund could lose its entire investment in foreign securities associated with that country. Adverse conditions in a particular country can adversely affect the debt securities of issuers in other countries in the region, including those whose economies appear to be unrelated. If the Fund invests a significant portion of its assets in a particular geographic region, it will generally have more exposure to the regional economic risks associated with foreign investments.

Special Risks of Emerging and  Developing  Markets.  Securities in emerging and developing markets present risks not found in more mature markets.  Emerging markets  might have less  developed  trading  markets,  exchanges  and legal and accounting  systems,  and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.  Economies of developing  countries  may be more  dependent on relatively  few  industries  that may be highly  vulnerable  to local and global changes.  Governments  may  be  more  unstable  and  present  greater  risks  of nationalization  or  restrictions  on  foreign  ownership  of  stocks  of  local companies.  Securities  of companies in emerging  market  countries  may be more difficult to sell at an  acceptable  price and their prices may be more volatile than  securities of companies in more developed  markets.  Settlements of trades may be subject to greater  delays so that the Fund may not receive the  proceeds of a sale of a  security  on a timely  basis.  Investments  in  emerging  market countries may be speculative.

Additionally, if the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New
York Stock Exchange (the "NYSE"), when the Fund's net asset value is calculated.
If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

Derivative Investments. The Fund can invest in a number of different kinds of
       "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." The Fund can use derivative investments for speculative purposes (to seek higher investment returns) or for hedging purposes (to manage investment risks).

       Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the
       U.S. and abroad may also influence the performance of derivatives. As a result of these risks, the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. The Fund may invest in derivatives for hedging and non-hedging purposes subject to the guidelines established by the
       Securities and Exchange Commission and other regulatory bodies.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of
Additional Information specifically states that it is fundamental.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund may not always use all of these techniques and strategies, which have their own risks, although some are designed to help reduce overall investment or market risks. There can be no assurance that the Manager will be successful in using these techniques and strategies.

Forward Rolls. The Fund may enter into "forward roll" (also referred to as
"mortgage dollar roll") transactions with respect to mortgage-related securities. A forward roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated
maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that were sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund.

         Forward roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. In addition, if the broker-dealer to whom the Fund sells securities becomes insolvent, the Fund's right to purchase or repurchase securities may be restricted. Successful use of forward roll transactions may depend upon the portfolio managers' ability to correctly predict interest rates and prepayments.

Zero-Coupon and "Stripped" Securities. The Fund may invest in government and private issuer debt securities that are zero-coupon bonds. Zero-coupon bonds pay no stated interest and are issued at a substantial discount from their face value, which provides the investor with an implied rate of interest on the bond.
Stripped securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.
One component may receive all the interest and the other all the principal payments from the underlying pool of mortgages. The values of stripped mortgage-related securities are very sensitive to interest rate changes and prepayments of the underlying pool of mortgages.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay the imputed income on zero coupon securities without receiving the actual cash. The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.

Preferred Stock. Unlike common stock, preferred stock typically has a stated
dividend rate. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares. With "auction rate preferred stock," the preferred stock's dividend rate is adjusted periodically, often every seven weeks, through a bidding process known as a "Dutch auction." Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. Generally, when interest rates rise, the value of preferred stock having a fixed dividend rate will fall. In the event of an issuer's liquidation, the rights of preferred stock on distribution of the corporation's assets are generally subordinate to the rights associated with the corporation's debt securities, but preferred over common stock.

Private-Issuer Securities. The Fund may invest in securities issued by private issuers that do not offer the credit backing of the U.S. government. These investments may include multi-class debt or pass-through certificates secured by mortgage loans. These investments may also be issued by banks, savings and loans, mortgage bankers or special trusts. The Fund may buy other types of asset-backed securities that are collateralized by loans or other assets or receivables. Private-issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks discussed above), although in some cases the credit risk of these securities may be mitigated by insurance, third-party guarantees or other types of credit enhancements.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain restricted securities that are eligible for resale to qualified institutional buyers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Credit Derivatives. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The Fund may enter into credit default swaps, both directly
("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.

         Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller of the swap may fail to satisfy its payment obligations to the Fund in the event of a default. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation.

"Structured" Notes. The Fund may invest in "structured" notes, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, an index of securities or specified interest rates, or the differential performance of two assets or markets (such as indices reflecting bonds). The terms of the instrument may be "structured" by the purchaser (the
Fund) and the borrower issuing the note.

         The value of a structured note will rise or fall in response to the changes in the value of the underlying security or index. The value of a structured note may be affected by events that have an effect on the borrower's ability to honor its obligation under the structured note, which may be referred to as "counterparty" or "default" risk. The value of a structured note is also subject to market and interest rate risks and, therefore, the Fund may receive more or less than its original investment when the structured note matures, or it may receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Prices of structured notes may be very volatile and structured notes may have a limited trading market, making it difficult for the Fund to value or sell them at an acceptable price.

Hedging. The Fund may buy and sell forward contracts, futures contracts, interest rate swaps and put and call options. These are all referred to as
"hedging instruments." The Fund does not use hedging instruments for speculative purposes and is not required to hedge in seeking its objective.

         The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might hedge to try to manage its exposure to changing securities prices, to establish a position in the market as a temporary substitute for purchasing individual securities, or to manage its exposure to changing interest rates. Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

         There are also special risks in particular hedging strategies. If the
Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return, possibly substantially. For example, when the Fund writes a put, there is a risk that the
Fund may be required to buy the underlying security at a disadvantageous price.
The Fund could also experience losses if the prices of its futures and options positions were not properly correlated with the hedged investment or if it could not close out a position because of an illiquid market. For example, options trading involves the payment of premiums and can increase portfolio turnover.

Short-Term Debt Securities. The Fund may invest in high quality, short term money market instruments, including obligations of the U.S. Government and its agencies, short-term corporate debt obligations, bank certificates of deposit and bankers' acceptances, and commercial paper.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with
Securities Lending Guidelines approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Securities Lending Guidelines and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the
Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

Investments in Oppenheimer Institutional Money Market Fund. Although it does not currently anticipate doings so to a significant extent, the Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market
Fund, to provide liquidity or for defensive purposes. The Fund may invest in
Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments if the portfolio managers believe that fund will have a higher yield than the Fund could obtain on its own. Oppenheimer Institutional
Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S.
Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot predict what the yield of the Oppenheimer
Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the
Fund will be subject to its proportional share of the expenses of Oppenheimer
Institutional Money Market Fund's Class E shares, including its advisory fee.

Temporary Defensive, Cash Management and Interim Investments. In times of unstable or adverse market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. These would ordinarily include United States government securities, highly rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the
Fund can hold cash equivalents such as commercial paper, repurchase agreements,
Treasury bills and other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading in seeking to achieve its objective and as a result, have a portfolio turnover rate in excess of 100%. Portfolio turnover increases the brokerage and other transaction costs paid by the Fund, which may result in reduced performance. Most of the Fund's portfolio transactions, however, are expected to be principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it generally pays those gains to shareholders, increasing their taxable distributions.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $245 billion in assets as of March 31, 2007, including other
Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York,
New York 10281-1008.

Advisory Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.35%, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment advisory contracts will be available in the Fund's Annual report to shareholders for the fiscal period ending December 31, 2007.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan,
Antulio N. Bomfim, and Thomas Swaney, who are primarily responsible for the day-to-day management of the Fund's investments.

         Mr. Manioudakis has been a Vice President and portfolio manager of the
Fund since its inception and a Senior Vice President of the Manager and of
HarbourView Asset Management Corporation since April 2002. He has been a Senior
Vice President of OFI Institutional Asset Management, Inc. since June 2002. He is also a portfolio manager and officer of other portfolios in the
OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management from August 1993 through April 2002.

         Mr. Gord has been a Vice President and portfolio manager of the Fund since its inception and a Vice President of the Manager since April 2002. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Gord was an Executive Director and a senior fixed income analyst at
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from April 1992 through March 2002.

         Mr. Caan has been a Vice President and portfolio manager of the Fund since its inception and a Vice President of the Manager since August 2003. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice President of ABN AMRO N.A., Inc. from June 2002 through August 2003, and a Vice President of Zurich Scudder Investments from
January 1999 through June 2002.

         Mr. Bomfim has been a Vice President and portfolio manager of the Fund since its inception and a Vice President of the Manager since October 2003. He is also a portfolio manager and officer of other portfolios in the
OppenheimerFunds complex. Mr. Bomfim was a Senior Economist at the Board of
Governors of the Federal Reserve System from June 1992 to October 2003.

         Mr. Swaney has been a Vice President and portfolio manager of the Fund since its inception and a Vice President of the Manager since April 2006. He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Swaney was a senior analyst of the Manager's High Grade Investment
Team from June 2002 to March 2006. Prior to joining the Manager in June 2002,
Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from May 1998 through May 2002.

The Statement of Additional Information provides additional information about the portfolio management team's compensation, other accounts they manage and their ownership of Fund shares.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. In most cases, purchase orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account. OFI PI is an affiliate of the Fund and the Manager. Individual investors cannot buy shares of the Fund directly.

         Purchase orders are processed at the net asset value (NAV) next calculated after the broker-dealer receives the order on behalf of the client account. The broker-dealer must receive the order by the time the NYSE closes, which is normally 4:00 p.m. Eastern time. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined.

         The Fund's distributor, OppenheimerFunds Distributor, Inc. (the
"Distributor"), may appoint servicing agents to accept purchase and redemption orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Dealers that perform account transactions for their clients by participating in
NETWORKING through National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

         For more information about your investment in a "wrap-fee" program, including any minimum initial and additional investments, please refer to the
"wrap-fee" brochure provided to you by the program sponsor or your adviser.

-------------------------------------------------------------------------------------------------------------------

Information about your investment in the Fund through the applicable separately managed account "wrap-fee" program can be obtained from your adviser or the wrap program sponsor. Information about the Fund may also be obtained from OFI PI.
Instructions for buying or selling your wrap account investment, including shares of the Fund, should be given to your financial adviser, not directly to the Fund or its Transfer Agent.

-------------------------------------------------------------------------------------------------------------------

How Are Shares Redeemed? In most cases, redemption orders are made based on instructions from OFI PI, in its capacity as investment adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account.
Redemption orders are processed at the NAV next calculated after they are received in proper form and accepted by the Transfer Agent. To receive the redemption price calculated on a particular, regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.

         Redemption proceeds will ordinarily remain in a shareholder's
"wrap-fee" account and may be reinvested at the discretion of OFI PI or on instructions from your wrap fee adviser. The Fund normally sends payment to the wrap-fee account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission (the "SEC"), payment may be delayed or suspended.

         The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above or as otherwise described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption value of your shares may be more or less than the amount that you originally paid for them.

Shares may be "redeemed in kind" under unusual circumstances, such as a lack of cash in the Fund's portfolio to meet redemptions. This means that the redemption proceeds will be paid to you in liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as you convert the securities into cash.

AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the NAV.
This is the "offering price" of the shares. There are no initial, deferred or asset based sales charges. The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the purchase order is received, either by the Distributor at its offices in
Colorado, or by any agent appointed by the Distributor to receive orders.

Net Asset Value. The Fund calculates its NAV per share as of the close of the
NYSE on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

         The NAV per share on a regular business day is determined by dividing the value of the Fund's net assets by the number of shares outstanding on that day. To determine the NAV, Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or if, in the Manager's judgment, they do not accurately reflect the fair value of a security or a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects its fair value. Because some foreign securities trade in markets that operate on weekends and U.S. holidays, the values of some of the
Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the
Manager's Valuation Committee. Fair value determinations by the Valuation
Committee are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting a particular securities market or markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board, acting through the Valuation Committee, believe to be more accurate values for the
Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Market Timing Policy. In general, the practice of "market timing," which includes short-term or excessive trading of a fund's shares and other abusive trading practices, may have a detrimental effect on a fund and its shareholders.
Depending upon various factors such as a fund's size and the amount of its assets maintained in cash, market timing by a fund's shareholders may interfere with the efficient management of a fund's portfolio, increase transaction costs and taxes, and harm the performance of a fund and its shareholders' investments.

The Fund does not offer an exchange policy, and therefore is not subject to excessive exchange activity (or the limitations on exchanges that may apply to other funds) and because all purchase and redemption orders for the Fund are initiated by the advisers to the "wrap-fee" accounts, wrap account investors are not able to purchase or redeem Fund shares directly. Fund shares may be purchased or redeemed on a frequent basis, however, for rebalancing purposes or in order to invest new monies (including dividends or distributions received in a wrap account) or to accommodate reductions in account size. The Distributor monitors the Fund's trading activity and has the ability to reject any purchase order that the Distributor believes is inconsistent with "wrap-fee" program investment allocation strategies or any purchase order that would adversely affect the Fund or its shareholders.

Payments to Financial Intermediaries and Service Providers. The Manager or its
affiliates, in their discretion, may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's or its affiliates' own resources. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager or its affiliates. These payments by the Manager or its affiliates from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the wrap-fee program sponsor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the wrap-fee program sponsor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
The Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Portfolio Holdings. The Fund's portfolio holdings will be included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of
Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund will be made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional
Information.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the
"Patriot Act"), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee" program sponsor and your adviser to make the determinations required by the Patriot Act. The Fund reserves the right, however, to request identifying information, including your name, your date of birth (for a natural person), your residential street address or principal place of business, your Social Security Number or Employer Identification Number, or
other government issued identification. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
Agent may use the information to verify the identity of investors or the status of financial advisers and may reject purchase orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.
It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income on each regular business day and pay those dividends monthly. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.
Dividends (and any capital gains distributions) will be paid to your "wrap-fee"
account. Dividends will remain invested in a shareholder's "wrap-fee" account and may be reinvested in shares of the Fund or other securities at the discretion of OFI PI or on instructions from your "wrap fee" adviser.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are generally taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.

         Although dividends are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent that the dividends are attributable to "qualified dividend income" received by the Fund.
"Qualified dividend income" generally consists of dividends received from U.S.
corporations (other than dividends received from tax-exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and from certain foreign corporations.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
The Fund itself, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish your correct, certified Social Security or Employer Identification Number, or if you
under-report your income to the Internal Revenue Service.

Avoid "Buying a Distribution." If shares are purchased for your account on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold or redeemed them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

More Information on Oppenheimer SMA Core Bond Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus, which means it is legally part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The Fund has not yet commenced operation.
Information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account from your financial adviser or
"wrap-fee" program sponsor or by:

--------------------------------------------------------- ---------------------------------------------------------------------------------------------

By Telephone:                                             Call OFI Private Investments  toll-free:
                                                          1.800.453.9989

--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------

By Mail:                                                  Write to:
                                                          OFI Private Investments
                                                          Attn: Separate Accounts
                                                          P.O. Box 5270
                                                          Denver, Colorado 80217-5270

--------------------------------------------------------- ---------------------------------------------------------------------------------------------
--------------------------------------------------------- ---------------------------------------------------------------------------------------------

On the Internet:                                          You can request these documents by e-mail or through the OFI Private Investments website.
                                                          You may also read or download certain documents on the OFI Private Investments website at
                                                          www.ofiprivateinvestments.com
                                                          -----------------------------

--------------------------------------------------------- ---------------------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund will be available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21916  The Fund's shares are distributed by:

PR0.843.001.0607                                              [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                   APPENDIX A

The bar chart and table shown below do not show the performance of the Fund.
Because the Fund is being offered to the public for the first time as of the date of this prospectus, the Fund does not have any prior operating history or performance.

The performance information shown is that of the Oppenheimer Core Bond Fund
("Core Bond Fund") and not that of the Fund. The Core Bond Fund is managed by the same investment adviser and portfolio manager that manage the Fund, with substantially similar investment objectives, policies, strategies and risks as the Fund. The performance of the Core Bond Fund may assist investors in evaluating the Fund by providing information regarding the performance of a fund that is managed by the same investment adviser and portfolio manager as the
Fund, with substantially similar investment objectives, policies, strategies and risks as the Fund. The Fund was not in existence at the time of the Core Bond
Fund's performance listed in the chart and table below.

The Core Bond Fund's past performance should not be considered as a substitute for the performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as the Core Bond Fund. The Fund's future performance may be greater or less than the performance of the Core Bond Fund due to, among other things, differences in the expenses, fees and cash flows of the Fund and the sales charges applicable to the shares of the Core Bond Fund.

The bar chart and table below show one measure of the risks of investing in the
Core Bond Fund, by showing changes in Core Bond Fund's performance (for its
Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of Core Bond Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares of the Core Bond Fund will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.
In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Graphic material included in the prospectus of Core Bond Fund under the heading
"Annual Total Returns (Class A) (as of 12/31 each year)":

A bar chart of the Core Bond Fund, depicting the annual total returns of a hypothetical investment in Class A shares of the Core Bond Fund for each of the last ten calendar years, without deducting sales charges, will be included in the Fund's prospectus. Set forth below are the relevant data points that will appear in the bar chart:

        ------------------------------------------------- ---------------------------------------------
                      Calendar Year Ended                             Annual Total Returns
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/97                                         10.13%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/98                                         5.61%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/99                                         -1.65%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/00                                         5.80%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/01                                         7.05%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/02                                         10.06%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/03                                         5.87%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/04                                         4.90%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------
                            12/31/05                                         2.35%
        ------------------------------------------------- ---------------------------------------------
        ------------------------------------------------- ---------------------------------------------

                            12/31/06                                         4.84%

        ------------------------------------------------- ---------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/06 through 12/31/06, the cumulative return for Class A shares was 4.84%.

During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 4.97% (3Qtr02) and the lowest return before taxes for a calendar quarter was -2.33% (2Qtr04).

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Average Annual Total Returns                                              1 Year                           5 Years                          10 Years
for the periods ended December 31, 2006                                                          (or life of class, if less)      (or life of class, if less)

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
Class A Shares (inception 4/15/88)

  Return Before Taxes                                                     -0.14%                            4.55%                            4.93%
  Return After Taxes on Distributions                                     -1.81%                            2.90%                            2.66%
  Return  After  Taxes  on  Distributions  and Sale of Fund               -0.13%                            2.89%                            2.77%
  Shares

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Class B Shares (inception 5/3/93)                                         -0.83%                            4.47%                            4.99%

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Class C Shares (inception 7/11/95)                                        3.16%                             4.81%                            4.67%

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Class N Shares (inception 3/1/01)                                         3.68%                             5.30%                            5.08%

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Class Y Shares (inception 4/27/98)                                        5.29%                             5.97%                            5.43%

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Lehman Brothers Credit Index (reflects no deduction for                   4.26%                             5.90%                            6.56%
                                                                                                                                            6.18%(1)
fees, expenses or taxes)                                                                                                                    6.14%(2)

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

                                                                          4.33%                             5.06%                            6.24%
Lehman Brothers Aggregate Bond Index (reflects no                                                                                           5.33%(1)
deduction for fees, expenses or taxes)                                                                                                      5.84%(2)

------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------
------------------------------------------------------------ --------------------------------- -------------------------------- ---------------------------------

Citigroup BIG Bond Index (reflects no deduction for fees,                 4.34%                             5.11%                            6.26%
                                                                                                                                            5.38%(1)
expenses or taxes)                                                                                                                          5.87%(2)
1. From 2/28/01. 2. From 4/30/98.

The Core Bond Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%; for
Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N, the 1% contingent deferred sales charge for the
1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Core Bond Fund's Class A shares is compared to the Lehman
Brothers Aggregate Bond Index, a broad-based index of government agencies and corporate debt, the Citigroup Broad Investment Grade Index, an index of investment grade corporate and U.S. government bonds; and the Lehman Brothers
Credit Index, an index of non-convertible U.S. investment grade corporate bonds.
The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Core Bond Fund's investments vary from those in the indices.

As stated above, the performance of the Core Bond Fund is not a substitute for the performance of the Fund and shareholders of the Fund should not consider the past performance of the Core Bond Fund as an indication of the future performance of the Fund. Please read this prospectus carefully before investing in the Fund.

OPPENHEIMER SMA CORE BOND FUND
6803 South Tucson Way, Centennial, Colorado 80112-3924

Statement of Additional Information dated June 28, 2007

         This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated June 28, 2007. It should be read together with the Prospectus. You can obtain the Prospectus by writing to OFI Private
Investments, Attn: Separate Accounts, P.O. Box 5270, Denver, Colorado
80217-5270, or by calling OFI Private Investments ("OFI PI") at the toll-free number 1.800.453.9989 or by downloading it from the OFI Private Investments
Internet website at www.ofiprivateinvestments.com

Contents                                                                                                       Page

FINANCIAL INFORMATION ABOUT THE FUND
Report of Independent Registered Public Accounting Firm..........................................................74
Financial Statements.............................................................................................75

APPENDIX A.........................................................................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), may select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

         The Fund's Investment Policies. The relative allocation of the Fund's assets and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. In the case of non-governmental issuers, this process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer. In the case of foreign issuers, this process may include, among other things, evaluation of the general global economic conditions, the economic conditions of a specific country in relation to the U.S. economy or other foreign economies, general political conditions in a country or region, the effect of taxes, the efficiencies and costs of particular markets (as well as their liquidity) and other factors.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Debt Securities. The Fund may invest in a variety of debt securities in seeking  its  objective.  Foreign  debt  securities  are subject to the risks of foreign securities described below. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

Credit Risk. Credit risk relates to the uncertainty of the issuer's ability to meet interest or principal payments, or both, as they become due. In general, lower-grade, higher-yield bonds are subject to a greater degree of credit risk than higher-grade, lower-yield bonds.

         The Fund will investment primarily in debt securities and U.S.
government securities. U.S. government securities, although unrated, are generally considered to be equivalent to securities rated in the highest rating categories of a nationally recognized statistical rating organization ("NRSRO").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., or at least "BBB" by Standard & Poor's Rating Service or Fitch,
Inc., or that have comparable ratings by another NRSRO. The Fund may also invest in non-investment-grade debt securities (commonly referred to as "high-yield" or
"junk" bonds).

         When the Manager invests in debt securities, it may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities are unrated, in order to be considered part of the Fund's holdings of investment-grade securities, they must be evaluated by the Manager and determined to be of comparable quality to bonds rated as investment-grade by a rating organization.

Credit  Derivatives.  The Fund may enter into credit  default  swaps,  both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"),  to protect against the risk that a security will  default.  Unfunded  and  funded  credit  default  swaps may be on a single security,  or on a basket of  securities.  The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The Fund may take a short  position  in the  credit  default  swap (also  known as "buying  credit protection"),  or may take a long position in the credit default swap note (also known as "selling credit protection").

         The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.

         If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

         If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

         Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively). The tax treatment of many types of credit default swaps is uncertain.

         o Interest Rate Risk. Interest rate risk refers to fluctuations in the value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities and smaller coupon rates are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities and larger coupon rates.

         Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest payable on these securities, nor the cash income from them. The price fluctuations will be reflected, however, in the valuations of the securities, and therefore the Fund's net asset value ("NAV")
will be affected by the fluctuations.

o Special Risks of Lower-Grade Securities. The Fund may invest without limitations in lower-grade debt securities if the Manager believes such investments are consistent with the Fund's objective. The Fund may invest in lower-grade securities if the Manager is seeking greater income because lower-grade securities tend to offer higher yields than investment-grade securities. The Fund may also invest in lower-grade securities for their appreciation potential. These investments, however, will be made only when consistent with the Fund's overall goal of total return.

         "Lower-grade" debt securities are those rated below "investment-grade"
debt securities, which means they have received a rating lower than "Baa" by
Moody's or lower than "BBB" by Standard & Poor's or Fitch, or similar ratings by other rating organizations. If they are unrated and are determined by the
Manager to be of comparable quality to debt securities rated below investment grade, they will be considered part of the Fund's portfolio of lower-grade debt securities. The Fund may invest in securities rated as low as "C" or "D," or securities that are in default at the time of investment.

         Some of the special credit risks of lower-grade securities are discussed below. Lower-grade securities are subject to greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness also may result in the issuer paying a higher rate of interest on new debt, which may also increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely to occur during periods of general economic downturn. An economic downturn or an increase in interest rates may severely disrupt the market for high yield bonds. These disruptions may have an adverse effect on the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In addition to these risks, foreign high yield bonds are also subject to special risks of foreign investing discussed in the Prospectus and in this Statement of Additional
Information.

         To the extent that certain high yield bonds are securities that may be converted into equity ("convertible securities"), these securities may be subject to fewer of these risk factors than non-convertible high yield bonds.

         While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch are investment grade and are not regarded as junk bonds, these securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of
Additional Information.

         |X| Duration of the Fund's Portfolio. Duration is a measure of the expected life of a debt security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features. The Fund will seek to maintain a dollar-weighted average effective portfolio duration of three to six years; it may, however, it may invest in debt securities of any maturity or duration. In managing the Fund's duration, the portfolio managers seek to limit the Fund's sensitivity to changes in interest rates and volatility of the Fund's share price. There can be no assurance, however, that the Fund will achieve its targeted duration at all times.

         While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern (or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a mortgage related security, when the interest payments are expected to be received). Duration calculations weigh the time intervals by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are the same.

         Absent other factors, the lower the stated or coupon rate of interest on a debt security, or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security.
Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

         Futures, options and options on futures generally have durations that are closely related to the duration of their underlying securities. Holding long futures positions or call option positions (backed by liquid assets) will generally lengthen the portfolio's duration.

         In some cases, the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years.
Their exposure to interest rate changes, however, corresponds to the frequency of the times at which their interest coupon rate is reset. In the case of mortgage pass-through securities, the stated maturity of the security is typically 30 years, but current interest rates or prepayments are more relevant in determining the security's interest rate exposure. In these and other similar situations, the Manager will use analytical techniques and forecasting models that account for many of these economic variables as well as other relevant factors (such as historical prepayment rates) in determining the respective security's and the Fund's effective duration.

|X| Mortgage Related Securities. Mortgage related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. Mortgage related securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk
(depending on the nature of the issuer) but are subject to interest rate risk and prepayment risk, as described in the Prospectus.

         As with other debt securities, the price of mortgage related securities tends to move inversely to changes in interest rates. The Fund may invest in mortgage related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index.
Although the value of a mortgage related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. It is not possible, therefore, to predict accurately the security's yield. Principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Mortgage related securities may, therefore, be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated
maturities.

         The value of a mortgage related security may fluctuate substantially due to prepayment risk and this may affect the value of the Fund's shares. If a mortgage related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. If stripped mortgage related securities experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage related security's expected maturity, which will generally cause the value of the security to fluctuate more widely in response to changes in interest rates. If prepayments on the Fund's mortgage related securities were to decrease significantly, the Fund's sensitivity to interest rate changes would increase.

         As with other debt securities, the value of mortgage related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. The value of the debt securities may also be affected by changes in government regulations and tax policies.

     o Collateralized Mortgage Obligations. Collateralized mortgage obligations, or "CMOs," are  multi-class  bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

(1)                     pass-through certificates issued or guaranteed by the
                        Government National Mortgage Association ("Ginnie Mae"),
                        the Federal National Mortgage Association ("Fannie
                        Mae"), or the Federal Home Loan
                        Mortgage Corporation ("Freddie Mac"),
(2)                     unsecuritized mortgage loans insured by the Federal
                        Housing Administration or guaranteed by the Department
                        of Veterans' Affairs,
(3)                     unsecuritized conventional mortgages, (4) other mortgage
                        related securities, or (5) any combination of the above.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index ("floating rate CMOs"). Floating rate CMOs typically have a cap on their coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in an inverse direction to an applicable index. The coupon rate on inverse floating rate CMOs will increase as general interest rates decrease, and they are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of the underlying mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

         If prepayments of a CMO's underlying mortgages occur faster than expected when interest rates fall, the market value and yield of the CMO will be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which may reduce the Fund's yield.

         When interest rates rise rapidly, prepayments may occur more slowly than expected. This may result in a short- or medium-term CMO effectively becoming a long-term security that may be subject to greater fluctuations in value. These prepayment risks, as described above, may result in increased CMO price volatility during periods of interest rate change. The prices of longer-term debt securities tend to be more volatile than those of shorter-term debt securities, which may result in greater Fund share price volatility.

U.S.  Government  Securities.  U.S.  Government  securities  are  issued or
guaranteed  by  the  U.S.  Treasury  or  other  U.S.   government   agencies  or
federally-chartered  corporate entities referred to as "instrumentalities."  The obligations of U.S. government agencies or  instrumentalities  in which the Fund can invest may or may not be  guaranteed  or  supported  by the "full  faith and credit" of the United States.  "Full faith and credit"  generally means that the taxing  power of the U.S.  government  is pledged to the payment of interest and repayment of  principal  on a security.  If a security is not backed by the full faith and  credit of the  United  States,  the owner of the  security  must look principally to the agency  issuing the  obligation for repayment.  The owner may not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.

o U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Other U.S. Treasury obligations the Fund may invest in include U. S. Treasury securities that have been "stripped" by a
Federal Reserve Bank, zero-coupon U.S. Treasury securities, described below, and
Treasury Inflation-Protection Securities ("TIPS").

o Treasury Inflation-Protection Securities. The Fund may invest in TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as
Government National Mortgage Association pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National
Mortgage Association bonds ("Fannie Maes") and Federal Home Loan Mortgage
Corporation obligations ("Freddie Macs").

o Mortgage Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations and other "pass-through" mortgage securities. CMOs that are U.S.
government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund may have significant amounts of its assets invested in mortgage related U.S. government securities.

o Commercial (Privately-Issued) Mortgage Related Securities. The Fund may invest in commercial mortgage related securities issued by private entities. Generally, these securities are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These instruments are subject to the credit risk of the issuer. These securities are typically structured to provide default protection to investors in senior classes from possible losses on the underlying loans. Default protection is provided to senior classes by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. These securities may also offer other forms of credit enhancements, such as guarantees, reserve funds or additional collateralization mechanisms.

Asset-Backed Securities. Asset-backed securities are securities that are backed by a discrete pool of self-liquidating financial assets. Asset-backed securitization is a financing technique in which financial assets, in many cases themselves less liquid, are pooled and converted into instruments that may be offered and sold more freely in the capital markets. In a basic securitization structure, an entity, often a financial institution and commonly known as a
"sponsor," originates or otherwise acquires a pool of financial assets, such as mortgage loans, directly or through an affiliate. The sponsor then sells the financial assets to a specially created investment vehicle that issues securities backed by those financial assets, which are "asset-backed securities." Payment on the asset-backed securities depends primarily on the cash flows generated by the assets in the underlying pool and other rights designed to assure timely payment, such as guarantees or other features generally known as credit enhancements. The structure of asset-backed securities is intended, among other things, to insulate investors in asset-backed securities from the corporate credit risk of the sponsor that originated or acquired the financial assets.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent of the loan pool, the originator of the loans, or the financial institution providing any credit enhancements on the security, and may also be affected if any of the credit enhancements were exhausted. The risks of investing in asset-backed securities are related to creditworthiness of the underlying individual borrower. In the event of default by the underlying borrower, the Fund will generally have no recourse against the originating entity of the loan. The underlying loans of an asset-backed security are subject to prepayment risk, which may shorten the weighted average life of the asset-backed securities and may lower their returns. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

Participation Interests. The Fund may invest in participation interests, subject to the Fund's limitation on investing in illiquid investments. A participation interest is an undivided interest in a loan originated by the issuing financial institution. The participation interest is equal to the proportion of the buyer's interest to that of the total principal amount of the loan. The issuing financial institution may have no obligation to the Fund other than as a conduit, forwarding the Fund its proportionate share of the principal and interest payments when it receives a payment for the debtor.

         Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make the principal and interest payments on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund may experience a reduction in its income. The value of the participation interest may also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

Foreign Securities. "Foreign securities" include equity and debt securities issued or guaranteed by companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities, such as the World Bank. These securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities denominated in foreign currencies issued by U.S. companies are also considered to be "foreign securities." The Fund expects to have investments in foreign securities as part of its normal investment strategy.

         The Fund may invest in both sponsored and unsponsored American
Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global
Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in
Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored
ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. These securities are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         ADR facilities may be either "sponsored" or "un-sponsored." While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers.
Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored
ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

         Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of any currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. The benefits include the opportunity to invest in foreign issuers that appear to offer income potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in the value of the portfolio by taking advantage of foreign stock markets that are not highly correlated to U.S. markets, thereby diversifying the Fund's portfolio.
The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may invest in securities issued by certain "supranational"
entities, including entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
Reconstruction and Development (commonly called the "World Bank"), the Asian
Development Bank and the Inter-American Development Bank.

         The governmental members of these supranational entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         The Fund may invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. Generally, the principal amount due at maturity is collateralized in full by U.S. Treasury zero coupon obligations that have the same maturity as the
Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments;
and (iv) any uncollateralized repayment of principal at maturity.
Uncollateralized amounts constitute what is referred to as "residual risk."

         If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds at maturity. Brady Bonds are considered speculative investments because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady
Bonds.

o        Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing, but also present special additional risks and considerations not typically associated with investments in U.S. securities.  Depending on the foreign country, some of these additional risks may include:

o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to U.S. issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the
         United States;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the United States; o greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the United States;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors  through  taxation  or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging and Developing Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in the securities markets of emerging and developing countries, and settlements of purchases and sales of securities may be subject to additional delays. These markets may be subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Emerging and developing market countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets in order to reasonably ensure that the selection of emerging and developing markets securities will be consistent with the Fund's objective.

o Passive Foreign Investment Companies. Certain corporations domiciled outside the United States, in which the Fund may invest, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income. They tend to be investment companies, finance companies, growth companies or "start-up"
companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the taxable year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by ss.954 of the Internal Revenue Code of 1986, as amended
("IRC").

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Fund may not realize that its investment in a foreign corporation is that of a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs (See "Dividends, Capital Gains and Taxes -- Taxation of Fund Distributions"). Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for purposes of any minimum percentage requirements or limitations of investing in foreign securities that the Fund may adopt from time to time.

         Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") and under its own non-fundamental policies, the Fund may invest in foreign mutual funds that may be deemed PFICs. Investing in foreign mutual funds deemed PFICs may provide the Fund exposure to foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled in the country. The risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

         Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use them.

o Zero-Coupon Securities. The Fund may purchase zero-coupon, delayed interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the note or bond and sold separately. The
Fund may buy different types of zero-coupon or stripped securities, including, among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of tax rules applicable to debt obligations acquired with "original issue discount,"
including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses

"Stripped" Mortgage Related Securities. The Fund may invest in stripped mortgage related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. Stripped mortgage related securities are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal. In addition, the mortgage securities may be completely stripped. When completely stripped, all of the interest will be distributed to holders of one type of security, known as an "interest-only"
security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips may be created for pass through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayment of principal, the Fund may not fully recoup its initial investment in an I/O that was created from these mortgages. If the underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os that was created from these mortgages will fall. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

Floating Rate and Variable Rate Obligations. The interest rate on a floating rate note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, London interbank offered rate
("Libor") or some other standard, and is adjusted automatically at predefined intervals. For floating rate notes the coupon rate is usually reset each time interest is paid. A reset date is any date on which the reset takes place based on the value of the index on that date. The coupon rate is calculated as the reference rate plus a fixed spread, which depends upon the issuer's credit quality and specifics of how the instrument is structured. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals. Generally, the changes in the interest rate on a variable rate note reduces the fluctuation in its market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards if it is backed by a letter of credit or guarantee issued by a bank whose credit quality meets the Fund's standards.

         Some variable rate and floating rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

         Step coupon bonds have a coupon interest rate that changes periodically during the life of the security at predetermined dates that are set when the security is issued.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment. Income on a when-issued security will not begin to accrue until the Fund receives the security at settlement of the trade.

         The Fund will enter into when-issued transactions to secure what the
Manager believes is an advantageous price and yield. The Fund is subject to settlement risk when it enters into when-issued or delayed-delivery transactions. The Fund relies on the counterparty to satisfy its delivery obligation under the terms of the agreement. If the counterparty fails to honor its obligation, the Fund may lose the opportunity to obtain the security at the
Manager's perceived advantageous price and yield.

         The Fund will invest in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities that are consistent with its investment objectives and policies. In addition, the Fund may invest in when-issued and delayed-delivery transactions for delivery of securities pursuant to hedging option contracts, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books reflecting the market value of the security purchased. In a sale transaction, it records the proceeds to be received and identifies on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. In periods of rising interest rates and falling prices, the Fund may sell securities in its portfolio on a forward commitment basis in an attempt to limit its exposure. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so:
o        for liquidity purposes to meet anticipated redemptions of Fund shares,
o        pending the investment of the proceeds from sales of Fund shares,
o        pending the settlement of portfolio securities transactions, or
o        for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. Generally, the resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. If the vendor fails to pay the resale price on the delivery date the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do
so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments. For example, the Fund can invest in Exchange-Traded Funds ("ETFs"), which are typically open-end funds or unit investment trusts, listed on a stock exchange.
The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the ETFs' portfolio, at times when the
Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees (the "Board"), the Manager will determine whether certain of the Fund's investments are liquid. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933 ("Securities Act"), the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. If the Fund must arrange registration of a restricted security because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered. The Fund will bear the risks of any downward price fluctuation during this period. There is no guarantee that the Fund will be able to cause an issuer to register the securities.

         The Fund may also acquire restricted securities through private placements. These securities have contractual restrictions on their public resale. The restrictions might limit the Fund's ability to sell the securities and may lower the amount realized by the Fund upon their sale.

         As stated in the Prospectus, the Fund has limitations that apply to purchases of restricted securities. The percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act, if the securities have been determined to be liquid by the Manager under Board-approved guidelines. The guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's investment in that security may be considered illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

Forward Rolls. The Fund may enter into "forward roll" transactions with respect to mortgage related securities. In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid securities, including equity securities and non-investment grade debt, in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

Investments in Equity Securities. Under normal market conditions the Fund may invest a portion of assets in common stocks, preferred stocks, warrants
(which might be acquired as part of a "unit" of securities that includes debt securities) and convertible debt securities, which in some cases are considered
"equity equivalents." The Fund, however, does not currently anticipate investing significant amounts of its assets in equity securities as part of its normal investment strategy. The Fund's investments may include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the Fund's objective of total return. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

o Risks of Investing in Stocks. Stocks fluctuate in price and may be very volatile. When the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets, which may affect the
Fund's share price. The prices of individual stocks are not all positively correlated with each other and, therefore, the prices of stocks do not all move at the same time and/or in the same direction. Individual stock markets may behave differently from one another, but may also be highly correlated, particularly during a global crisis.

         Other factors may affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund may invest in securities of companies of all capitalization sizes, including small companies, which may have more volatility in their stock prices than large companies.

o Convertible Securities. The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. It will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying equity security. As a result, the Manager may regard it as an "equity equivalent," and the rating assigned to the security will have less impact on the Manager's investment decision making than in the case of non-convertible fixed-income securities or convertible securities whose investment value exceeds its conversion value.

         To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:

(1)           whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)           whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
              (considering the dilutive effect of conversion of the convertible securities), and
(3)           the extent to which the convertible security may be a defensive
              "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

o Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Unlike an option, which is issued by a third-party, warrants are issued by the issuer of the securities. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its existing shareholders. Rights and warrants have no voting privileges, receive no dividends and have no rights with respect to the assets of the issuer.

o Preferred Stocks. Although preferred stocks have certain attributes of debt instruments, they are equity securities because they do not constitute a liability of the issuer. They do not offer the same degree of protection of capital and may not offer the same degree of assurance of continued income as debt securities. In the event of an issuer's liquidation, the rights of preferred stock on distribution of the corporation's assets are generally subordinate to the rights associated with the corporation's debt securities, but preferred over common stock.

         Preferred stock, unlike common stock, has a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares. With "auction rate preferred stock," the preferred stock's dividend rate is adjusted periodically, often every seven weeks, through a bidding process known as a "Dutch auction."
Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive than common stock, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity, which can have a negative impact on their prices when interest rates decline prior to maturity.

Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to Securities Lending Guidelines approved by the Fund's Board of
Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the
Fund's net assets.

         The Fund has entered into a Securities Lending Agreement (the
"Securities Lending Agreement") with JPMorgan Chase Bank, N.A.. ("JPMorgan
Chase") Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S.
Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to
JP Morgan Chase and the Fund. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days written notice. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice.

         Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

         There are some risks in connection with securities lending, including a delay in receiving additional collateral from the borrower to secure a loan or a delay in recovering the loaned securities if the borrower defaults. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

Borrowing for Leverage. The Fund may borrow for leverage as described in the
"Investment Restrictions" section of this Statement of Additional Information.
The Fund will pay interest on the loans, and the interest expense will increase the Fund's overall expenses and reduce its returns. If the Fund borrows, the
Fund's expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's share price may fluctuate more than that of funds that do not borrow for leverage. Borrowing may entail "leverage" that may be considered a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets fails to meet the 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. This may force the Fund to sell a portion of its investments at a disadvantageous price at a time when it would otherwise not do so. In addition, the use of leverage may make the Fund's share price more sensitive to interest rate changes.

Money Market Instruments. The following is a brief description of the types of the U.S. dollar denominated money market securities the Fund may invest in.
Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates.

o        U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, described above.

o        Bank Obligations. The Fund may purchase time deposits, certificates of deposit and bankers' acceptances.

They must be:
|X|      obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S.
         $1 billion, or
|X|      obligations of a foreign bank with total assets of at least U.S.
         $1 billion.

o        "Banks" include commercial banks, savings banks and savings and loan associations, which may or may not be members of the Federal Deposit
         Insurance Corporation.

o Commercial Paper. The Fund may invest in commercial paper if it is rated within the top three rating categories of Standard & Poor's and Moody's or other rating organizations.

         If the commercial paper is not rated, the Fund may invest in it only after the Manager determines that it is of comparable quality to rated commercial paper in the top three rating categories of national rating organizations.

         The Fund may purchase commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. Master demand notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them.
There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. In connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities.

Derivatives. The Fund may invest in a variety of derivative instruments for investment or hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional
Information.

              The Fund's derivative investments may include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.
At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         The derivative investments in which the Fund may invest include, among others, "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another type of derivative instrument in which the Fund may invest.
Typically these are short- or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index of currencies. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

o Hedging. The Fund may use hedging instruments, although it does not anticipate doing so extensively. The Fund is not obligated to use hedging instruments in seeking its objective. The Fund may use the following hedging instruments or strategies, among others, in an attempt to protect against declines in the market value of the Fund's portfolio, to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons:
|X|      sell futures contracts,
|X|      buy puts on such futures or on securities, or
|X|      write covered calls on securities or futures.

         Covered calls may also be used to increase the Fund's income. The
Manager does not, however, expect to engage extensively in the practice of writing covered calls.

         The Fund may use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In this situation, the Fund would normally seek to purchase the securities and then terminate the hedging position. The Fund may also use this type of hedge to seek to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund may:
|X|      buy futures, or
|X|      buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund may use are described below. The Fund may employ other hedging instruments and strategies if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based bond or other security indices (these are referred to as
"financial futures"), (2) commodities (these are referred to as "commodity futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts"), (5) an individual stock ("single stock futures") and (6) bond indices (these are referred to as "bond index futures").

         Stock index futures are contracts based on the future value of the basket of securities that comprise a broadly based stock index. Broadly based stock indices may, in certain circumstances, be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the bond index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         The Fund may invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

         No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. The futures broker can gain access to that account only under specified conditions.
As the future is marked to market (that is, revalued daily), subsequent margin payments, called variation margin, will be paid to or by the futures broker, to the Fund or on behalf of the Fund, respectively, daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund may buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

Writing Call Options. The Fund may write (that is, sell) calls. If the Fund sells a call option, it must be "covered," meaning that the Fund must own the security underlying the call while the call is outstanding, or, the call may be covered by liquid assets identified on the Fund's books, enabling the Fund to satisfy its obligations if the call is exercised.

         When the Fund writes a call on a security, it receives cash (a
"premium"). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (also known as the "term" of the option) at a fixed exercise price ("strike price") regardless of any change in the market price of the underlying security during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the
Fund would keep the cash premium and the investment.

         If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the strike price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC") for the investments on which the Fund has written calls traded on exchanges or for other acceptable escrow securities.
In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future. Because of this identification requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

Writing Put Options. The Fund may sell put options on securities, broadly based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

         The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. The Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, however, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. The exercise price will usually exceed the market value of the investment at that time and, therefore, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
The exercise notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. The obligation terminates upon expiration of the put. The obligation may also terminate if, prior to receiving an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series (that is, the same underlying security, in the same class, with the same strike price and expiration date) as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium.
The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In this case, the Fund will have paid the premium for the call, but lost the right to purchase the underlying investment at the exercise price.

         The Fund may purchase puts even if does not hold the underlying investment in its portfolio. Buying a put on an investment the Fund does not own
(such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on securities or futures enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case, the Fund will have paid the premium for the put, but lost the right to sell the underlying investment at the exercise price. The Fund may, however, sell the put prior to its expiration.
That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

o Buying and Selling Options on Foreign Currencies. The Fund may buy and sell calls and puts on foreign currencies. These transactions include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund may use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the
Fund wants to acquire, although it is under no obligation to do so.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund may write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option. The decline may be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In these circumstances, the Fund covers the option by identifying on its books cash, U.S.
government securities or other liquid securities in an amount equal to the exercise price of the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from those required for portfolio management that does not involve hedging instruments. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the
Fund's return. The Fund may also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund or the exercise by the Fund of puts on securities may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. These commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will not correlate perfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If this occurs, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. While this could occur for a very brief period of time or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to an initial margin deposit and maintenance margin requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The Fund is under no obligation to enter into forward contracts.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix an exchange rate in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time it limits any potential gain from an increase in the value of the hedged currency.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, and a portion of the securities in the Fund's portfolio are denominated in that foreign currency, the Fund could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed
U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

         The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts.

         To avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (i.e., cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund may sell a portfolio security and use the sale proceeds to make delivery of the currency. Alternatively, the Fund may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund will realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and settlement risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies (i.e., bid-ask spread).
Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Interest Rate Swap Transactions. The Fund may enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund will identify liquid assets on the Fund's books to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will equal the discounted value of the net amount of future contractual interest payments. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swap transactions between the Fund and a specific counterparty shall be regarded as part of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that particular counterparty. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap.
It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as
"aggregation."

o Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o Regulatory Aspects of Hedging Instruments. The Commodity Futures Trading
Commission (the "CFTC") eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
(CEA").

The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this Statement of
Additional Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. These limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Manager (or an investment adviser that is an affiliate of the Manager). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the IRC. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the IRC. Foreign currency gains or losses arising from Section 1256 contracts that are forward contracts, however, generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the IRC.

         Certain options, forward contracts or other offsetting positions the
Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses)
recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the IRC, the following gains or losses are treated as ordinary income or loss:

|X|                        gains or losses attributable to fluctuations in
                           exchange rates that occur between the time the Fund
                           accrues interest or other receivables or accrues
                           expenses or other liabilities denominated in a
                           foreign currency and the time the Fund actually
                           collects such receivables or pays such liabilities,
                           and
|X|                        gains or losses attributable to fluctuations in the
                           value of a foreign currency between the date of
                           acquisition of a debt security denominated in a
                           foreign currency or foreign currency forward
                           contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the IRC for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the
Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may have a portfolio turnover rate of more than
100% annually.

         Increased portfolio turnover may result in higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

o Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce the Fund's holdings in stocks, the Fund may invest in a variety of debt securities for defensive purposes. The Fund may also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund may buy:

|X|                        high-quality, short-term money market instruments,
                           including those issued by the U.S. Treasury or other
                           government obligations issued or guaranteed by the
                           U.S. government or its instrumentalities or agencies,
|X|                        commercial paper (short-term, unsecured, promissory
                           notes of domestic or foreign companies) rated in the
                           three top rating categories of a nationally
                           recognized rating organization,
|X|                        short-term debt obligations of corporate issuers,
                           rated investment grade (rated at least Baa by Moody's
                           or at least BBB by Standard & Poor's, or a comparable
                           rating by another rating organization), or unrated
                           securities judged by the Manager to have a comparable
                           quality to rated securities in those categories,
|X|                        certificates of deposit and bankers' acceptances of
                           domestic and foreign banks and savings and loan
                           associations having total assets in excess of $1
                           billion, and
|X|                        repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of::
o                 67% or more of the voting securities present or represented by proxy at a shareholder meeting, if the holders of more than
                  50% of the outstanding voting securities are present or
                  represented by proxy, or
o                 more than 50% of the outstanding voting securities.

         The Fund's investment objective is a non-fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board can change non-fundamental policies without shareholder approval. Significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The
Fund's most significant investment policies are described in the Prospectus.

Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot concentrate its investments (that means it cannot invest 25%
or more of its total assets) in any one industry or groups of related industries. Gas, water, electric and telephone utilities are considered to be separate industries for this purpose.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an inter-fund lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot invest in real estate or real estate mortgage loans. The Fund, however, may purchase and sell securities issued or secured by companies that invest in or deal in real estate or interests in real estate.

o The Fund cannot underwrite securities. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act.

o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Issuing senior securities may include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted industry classifications that are not a fundamental policy.

Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has additional operating policies which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval, including the following:

o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act.

o The Fund will invest at least 80% of its net assets in investment-grade debt securities.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.   The  Fund's  portfolio  holdings  are  made  publicly
available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  report  to  shareholders,  its  annual  report to shareholders  or its Statements of Investments on Form N-Q. Those  documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OFI PI website at www.ofiprivateinvestments.com with a 15-day lag.
The Fund may release a more  restrictive list of holdings (e.g., the top five or top 10  portfolio  holdings)  or may  release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the
Fund's  portfolio  investments,  such as portfolio  composition  by asset class, industry, country, currency, credit rating or maturity, may also be posted.

         Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

         The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

         A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

         Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o                 The third-party recipient must first submit a request for
                  release of Fund portfolio holdings, explaining the business reason for the request;
o                 Senior officers (a Senior Vice President or above) in the
                  Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

         The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o                 Employees of the Fund's Manager, Distributor and Transfer
                  Agent who need to have access to such information (as
                  determined by senior officers of such entity),
o The Fund's independent registered public accounting firm, o Members of the
Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

         Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

         Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o Brokers and dealers in connection with portfolio transactions (purchases and sales) o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o Dealers to obtain price quotations where the Fund is not identified as the owner.

         Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o                 Response to legal process in litigation matters, such as
                  responses to subpoenas or in class action matters where the
                  Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC,
                  NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),
o                 To potential sub-advisers of portfolios (pursuant to
                  confidentiality agreements),
o                 To consultants for retirement plans for plan
                  sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o                 Investment bankers in connection with merger discussions
                  (pursuant to confidentiality agreements).

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

         The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

         Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

         The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                                        Fortis Securities                                 Pacific Crest Securities
ABN AMRO                                              Fox-Pitt, Kelton                                  Pacific Growth Equities
AG Edwards                                            Friedman, Billing, Ramsey                         Petrie Parkman
American Technology Research                          Fulcrum Global Partners                           Pictet
Auerbach Grayson                                      Garp Research                                     Piper Jaffray Inc.
Banc of America Securities                            George K Baum & Co.                               Prager Sealy & Co.
Barclays                                              Goldman Sachs                                     Prudential Securities
Bear Stearns                                          HSBC                                              Ramirez & Co.
Belle Haven                                           ING Barings                                       Raymond James
Bloomberg                                             ISI Group                                         RBC Capital Markets
BNP Paribas                                           ITG                                               RBC Dain Rauscher
BS Financial Services                                 Janney Montgomery                                 Research Direct
Buckingham Research Group                             Jefferies                                         Reuters
Caris & Co.                                           JP Morgan Securities                              Robert W. Baird
CIBC World Markets                                    JPP Eurosecurities                                Roosevelt & Cross
Citigroup Global Markets                              Keefe, Bruyette & Woods                           Russell
Collins Stewart                                       Keijser Securities                                Ryan Beck & Co.
Craig-Hallum Capital Group LLC                        Kempen & Co. USA Inc.                             Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.                   Kepler Equities/Julius Baer Sec                   Scotia Capital Markets
Credit Suisse                                         KeyBanc Capital Markets                           Societe Generale
Cowen & Company                                       Leerink Swan                                      Soleil Securities Group
Daiwa Securities                                      Lehman Brothers                                   Standard & Poors
Davy                                                  Loop Capital Markets                              Stifel Nicolaus
Deutsche Bank Securities                              MainFirst Bank AG                                 Stone & Youngberg
Dresdner Kleinwort Wasserstein                        Makinson Cowell US Ltd                            SWS Group
Emmet & Co                                            Maxcor Financial                                  Taylor Rafferty
Empirical Research                                    Merrill Lynch                                     Think Equity Partners
Enskilda Securities                                   Midwest Research                                  Thomson Financial
Essex Capital Markets                                 Mizuho Securities                                 Thomas Weisel Partners
Exane BNP Paribas                                     Morgan Stanley                                    UBS
Factset                                               Morningstar                                       Wachovia Securities
Fidelity Capital Markets                              Natexis Bleichroeder                              Wescott Financial
Fimat USA Inc.                                        Ned Davis Research Group                          William Blair
First Albany                                          Nomura Securities                                 Yieldbook
Fixed Income Securities

How the Fund is Managed

         Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in
June, 2006.

         Classes of Shares. The Fund currently has one class of shares. The
Trustees are authorized, without shareholder approval, to create new classes of shares, to reclassify unissued shares into additional classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.
Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         Shares of the Fund are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee and a Governance Committee. Each committee is comprised solely of
Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"). The members of the Audit Committee are Joel W. Motley
(Chairman), Mary F. Miller, Kenneth A. Randall, Russell S. Reynolds, Jr., Joseph
M. Wikler and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

         The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Joseph M.
Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The  members  of  the   Governance   Committee  are  Phillip  A.  Griffiths
(Chairman),  Matthew  P.  Fink,  Robert G.  Galli,  Mary F.  Miller,  Kenneth A.
Randall,  Russell S. Reynolds,  Jr. and Peter I. Wold. The Governance  Committee
reviews the Fund's  governance  guidelines,  the adequacy of the Fund's Codes of
Ethics,  and develops  qualification  criteria for Board members consistent with the Fund's governance  guidelines,  provides the Board with  recommendations for voting  portfolio  securities  held by the Fund,  and  monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer SMA Core Bond Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the
Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                                                Oppenheimer Money Market Fund, Inc.
Oppenheimer AMT-Free Municipals                                                 Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                                        Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                                       Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                                   Oppenheimer Real Estate Fund
Oppenheimer Baring Japan Fund                                                   Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund                                           Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Capital Appreciation Fund                                           Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Developing Markets Fund                                             Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Discovery Fund                                                      Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Dividend Growth Fund                                                Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Emerging Growth Fund                                                Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Emerging Technologies Fund                                          Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Enterprise Fund                                                     Oppenheimer Select Value Fund
Oppenheimer Global Fund                                                         Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund                                           Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                                        Oppenheimer Transition 2015 Fund
Oppenheimer Growth Fund                                                         Oppenheimer Transition 2020 Fund
Oppenheimer International Diversified Fund                                      Oppenheimer Transition 2030 Fund
Oppenheimer International Growth Fund                                           OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Small Company Fund                                    OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Value Fund                                            Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Institutional Money Market Fund, Inc.                               Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Limited Term California Municipal Fund                              Oppenheimer U.S. Government Trust

         In addition to being a Board member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Bomfim, Caan, Gord, Manioudakis, Swaney, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted and Zack and Mss. Bloomberg and Ives, who
are officers of the Fund, hold the same offices with one or more of the other
Board I Funds. As of the date of this Statement of Additional Information, the
Fund has not commenced operations and the Trustees and officers of the Fund did not own, of record or beneficially, any shares of the Fund. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager or the Distributor of the Board I Funds or of
any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                         Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
Name, Position(s) Held with the       Principal Occupation(s) During the Past 5 Years; Other                                                   Aggregate Dollar Range
                                                                                                                                               Of Shares Beneficially
                                                                                                                     Dollar Range of Shares     Owned in Supervised
                                      Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex       Beneficially Owned in   Funds(2)
Fund, Length of Service, Age          Currently Overseen                                                             the Fund(1)
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Brian F. Wruble,                      General Partner of Odyssey Partners, L.P. (hedge fund) (since September        None                     Over $100,000
Chairman of the Board of Trustees     1995); Director of Special Value Opportunities Fund, LLC (registered
since 2007,                           investment company) (since September 2004); Investment Advisory Board Member
Trustee since 2006                    of Zurich Financial Services (insurance) (since October 2004); Board of
Age: 63                               Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                      1990); Trustee of the Institute for
                                      Advanced Study (non-profit educational
                                      institute) (since May 1992); Special
                                      Limited Partner of Odyssey Investment
                                      Partners, LLC (private equity investment)
                                      (January 1999-September 2004) and Managing
                                      Principal (1997- December 1998); Trustee
                                      of Research Foundation of AIMR (2000-2002)
                                      (investment research, non-profit);
                                      Governor, Jerome Levy Economics Institute
                                      of Bard College (August 1990-September
                                      2001) (economics research); Director of
                                      Ray & Berendtson, Inc. (May 2000-April
                                      2002) (executive search firm). Oversees 62
                                      portfolios in the OppenheimerFunds
                                      complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Matthew P. Fink,                      Trustee of the Committee for Economic Development (policy research             None                     Over $100,000
Trustee since 2006                    foundation) (since 2005); Director of ICI Education Foundation (education
Age: 65                               foundation) (October 1991-August 2006); President of the Investment Company
                                      Institute (trade association) (October
                                      1991-June 2004); Director of ICI Mutual
                                      Insurance Company (insurance company)
                                      (October 1991-June 2004). Oversees 52
                                      portfolios in the OppenheimerFunds
                                      complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Robert G. Galli,                      A director or trustee of other Oppenheimer funds. Oversees 62 portfolios in    None                     Over $100,000
Trustee since 2006                    the OppenheimerFunds complex.

Age: 73
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Phillip A. Griffiths,                 Distinguished Presidential Fellow for International Affairs (since 2002) and   None                     Over $100,000
Trustee since 2006                    Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 67                               Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                      Advisor of The Andrew W. Mellon Foundation
                                      (since 2001); Chair of Science Initiative
                                      Group (since 1999); Member of the American
                                      Philosophical Society (since 1996);
                                      Trustee of Woodward Academy (since 1983);
                                      Foreign Associate of Third World Academy
                                      of Sciences; Director of the Institute for
                                      Advanced Study (1991-2004); Director of
                                      Bankers Trust New York Corporation
                                      (1994-1999); Provost at Duke University
                                      (1983-1991). Oversees 52 portfolios in the
                                      OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Mary F. Miller,                       Trustee of the American Symphony Orchestra (not-for-profit) (since October     None                     Over $100,000
Trustee since 2006                    1998); and Senior Vice President and General Auditor of American Express
Age: 63                               Company (financial services company) (July 1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Joel W. Motley,                       Managing Director of Public Capital Advisors, LLC (privately held financial    None                     Over $100,000
Trustee since 2006                    adviser) (since 2006).  Director of Columbia Equity Financial Corp.
Age: 54                               (privately-held financial adviser) (since 2002); Managing Director of
                                      Carmona Motley, Inc. (privately-held
                                      financial adviser) (since January 2002);
                                      Managing Director of Carmona Motley
                                      Hoffman Inc. (privately-held financial
                                      adviser) (January 1998-December 2001);
                                      Member of the Finance and Budget Committee
                                      of the Council on Foreign Relations,
                                      Member of the Investment Committee of the
                                      Episcopal Church of America, Member of the
                                      Investment Committee and Board of Human
                                      Rights Watch and Member of the Investment
                                      Committee of Historic Hudson Valley.
                                      Oversees 52 portfolios in the
                                      OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Kenneth A. Randall,                   Director of Dominion Resources, Inc. (electric utility holding company)        None                     Over $100,000
Trustee since 2006                    (February 1972-October 2005); Former Director of Prime Retail, Inc. (real
Age: 79                               estate investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists Insurance
                                      Company and American Manufacturers Mutual Insurance Company; Former
                                      President and Chief Executive Officer of The Conference Board, Inc.
                                      (international economic and business research). Oversees 52 portfolios in the OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Russell S. Reynolds, Jr.,             Chairman of The Directorship Search Group, Inc. (corporate governance          None                     $10,001-$50,000
Trustee since 2006                    consulting and executive recruiting) (since 1993); Life Trustee of
Age: 74                               International House (non-profit educational organization); Former Trustee of
                                      The Historical Society of the Town of Greenwich; Former Director of
                                      Greenwich Hospital Association; Founder, Chairman and Chief Executive
                                      Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P.
                                      Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force
                                      (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Joseph M. Wikler,                     Director of the following  medical device  companies:  Medintec  (since 1992)  None                     Over $100,000
Trustee since 2006                    and Cathco (since 1996);  Director of Lakes Environmental  Association (since
Age: 65                               1996); Member of the Investment  Committee of the Associated Jewish Charities
                                      of Baltimore (since 1994); Director of
                                      Fortis/Hartford mutual funds
                                      (1994-December 2001). Oversees 52
                                      portfolios in the OppenheimerFunds
                                      complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------
------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

Peter I. Wold,                        President of Wold Oil Properties, Inc. (oil and gas exploration and            None                     Over $100,000
Trustee since 2006                    production company) (since 1994); Vice President of American Talc Company,
Age: 58                               Inc. (talc mining and milling) (since 1999); Managing Member of
                                      Hole-in-the-Wall Ranch (cattle ranching)
                                      (since 1979); Vice President, Secretary
                                      and Treasurer of Wold Trona Company, Inc.
                                      (soda ash processing and production) (1996
                                      - 2006); Director and Chairman of the
                                      Denver Branch of the Federal Reserve Bank
                                      of Kansas City (1993-1999); and Director
                                      of PacifiCorp. (electric utility)
                                      (1995-1999). Oversees 52 portfolios in the
                                      OppenheimerFunds complex.

------------------------------------- ------------------------------------------------------------------------------ ------------------------ -------------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manger by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy's positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below.
The chart also includes information about his beneficial share ownership in the
Fund and in all of the Supervised Funds. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------- -------------------------------------------------------------------------------- -------------------- ---------------------
Name, Position(s) Held with the     Principal Occupation(s) During the Past 5 Years; Other                             Dollar Range of      Aggregate Dollar
                                                                                                                                            Range Of Shares
                                                                                                                           Shares          Beneficially Owned
                                    Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex        Beneficially Owned    in All Supervised
Fund, Length of Service, Age        Currently Overseen                                                               in the Fund(3)       Funds(4)
----------------------------------- -------------------------------------------------------------------------------- -------------------- ---------------------
----------------------------------- -------------------------------------------------------------------------------- ------------------------------------------

----------------------------------- -------------------------------------------------------------------------------- ------------------------------------------
----------------------------------- -------------------------------------------------------------------------------- -------------------- ---------------------

John V. Murphy,                     Chairman, Chief Executive Officer and Director of the Manager since June 2001;   None                 Over $100,000
President and Principal Executive   President of the Manager (September 2000-March 2007); President and a director
Officer since 2006 and              or trustee of other Oppenheimer funds; President and Director of Oppenheimer
Trustee since 2006                  Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
Age: 57                             Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                    Manager) (since July 2001); Director of
                                    OppenheimerFunds Distributor, Inc.
                                    (subsidiary of the Manager) (since November
                                    2001); Chairman and Director of Shareholder
                                    Services, Inc. and of Shareholder Financial
                                    Services, Inc. (transfer agent subsidiaries
                                    of the Manager) (since July 2001); President
                                    and Director of OppenheimerFunds Legacy
                                    Program (charitable trust program
                                    established by the Manager) (since July
                                    2001); Director of the following investment
                                    advisory subsidiaries of the Manager: OFI
                                    Institutional Asset Management, Inc.,
                                    Centennial Asset Management Corporation,
                                    Trinity Investment Management Corporation
                                    and Tremont Capital Management, Inc. (since
                                    November 2001), HarbourView Asset Management
                                    Corporation and OFI Private Investments,
                                    Inc. (since July 2001); President (since
                                    November 1, 2001) and Director (since July
                                    2001) of Oppenheimer Real Asset Management,
                                    Inc.; Executive Vice President of
                                    Massachusetts Mutual Life Insurance Company
                                    (OAC's parent company) (since February
                                    1997); Director of DLB Acquisition
                                    Corporation (holding company parent of
                                    Babson Capital Management LLC) (since June
                                    1995); Member of the Investment Company
                                    Institute's Board of Governors (since
                                    October 3, 2003); Chief Operating Officer of
                                    the Manager (September 2000-June 2001);
                                    President and Trustee of MML Series
                                    Investment Fund and MassMutual Select Funds
                                    (open-end investment companies) (November
                                    1999-November 2001); Director of C.M. Life
                                    Insurance Company (September 1999-August
                                    2000); President, Chief Executive Officer
                                    and Director of MML Bay State Life Insurance
                                    Company (September 1999-August 2000);
                                    Director of Emerald Isle Bancorp and
                                    Hibernia Savings Bank (wholly-owned
                                    subsidiary of Emerald Isle Bancorp) (June
                                    1989-June 1998). Oversees 99 portfolios in
                                    the OppenheimerFunds complex.

----------------------------------- -------------------------------------------------------------------------------- -------------------- ---------------------

         The other officers' positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below. The addresses of the officers in the chart below are as follows: for Messrs. Bomfim, Caan, Gord, Manioudakis,
Swaney, Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, New York, New York 10281-1008, for Messrs. Petersen, Szilagyi,
Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                 Other Officers of the Fund
-------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with the Fund, Length   Principal Occupation(s) During Past 5 Years
of Service, Age
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
Antulio Bomfim                                 Vice President of the Manager since October 2003; Senior Economist at the Board of Governors of the Federal

Vice President and Portfolio Manager since     Reserve System from June 1992 to October 2003. A portfolio manager of 12 portfolios in the OppenheimerFunds
2006                                           complex.
Age: 40

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
Geoffrey Caan                                  Vice President and Portfolio Manager of the Manager since August 2003; Vice President of ABN AMRO NA, Inc.
Vice President and Portfolio Manager since     (June 2002-August 2003); Vice President of Zurich Scudder Investments (January 1999-June 2002). A portfolio

2006                                           manager of 12 portfolios in the OppenheimerFunds complex
Age: 38

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Benjamin Gord                                  Vice President of the Manager (since April 2002), of HarbourView
                                               Asset Management Corporation (since April Vice President and Portfolio Manager since 2002) and of OFI Institutional Asset Management, Inc. (as of June 2002);
                                               Executive Director and senior fixed 2006 income analyst at Miller Anderson &
                                               Sherrerd, a division of Morgan Stanley Investment Management (April Age: 44
                                               1992-March 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Angelo Manioudakis                             Senior Vice President of the Manager (since April 2002), of HarbourView Asset Management Corporation (since
Vice President and Portfolio Manager since     April, 2002) and of OFI Institutional Asset Management, Inc. (since June 2002); Vice President of
2006                                           Oppenheimer Real Asset Management, Inc. (since November 2006); Executive Director and portfolio manager for
Age: 40                                        Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April 2002). An
                                               officer of 15 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Thomas Swaney                                  Vice President of the Manager (since April 2006); senior analyst, high grade investment team (June 2002-
Vice President and Portfolio Manager           March 2006); senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley
since 2006                                     Investment Management (May 1998-May 2002). A portfolio manager of 12 portfolios in the OppenheimerFunds
Age: 34                                        complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Mark S. Vandehey,                              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President of
Vice President and Chief Compliance Officer    OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
since 2006                                     (since June 1983). Former Vice President and Director of Internal Audit of the Manager (1997-February 2004).
Age: 56                                        An officer of 99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Brian W. Wixted,                               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal Financial &            HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Accounting Officer since 2006                  Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
Age: 47                                        1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                               2000), OppenheimerFunds plc
                                               (since May 2000), OFI
                                               Institutional Asset Management,
                                               Inc. (since November 2000), and
                                               OppenheimerFunds Legacy Program
                                               (charitable trust program
                                               established by the Manager)
                                               (since June 2003); Treasurer and
                                               Chief Financial Officer of OFI
                                               Trust Company (trust company
                                               subsidiary of the Manager) (since
                                               May 2000); Assistant Treasurer of
                                               the following: OAC (since March
                                               1999),Centennial Asset Management
                                               Corporation (March 1999-October
                                               2003) and OppenheimerFunds Legacy
                                               Program (April 2000-June 2003);
                                               Principal and Chief Operating
                                               Officer of Bankers Trust
                                               Company-Mutual Fund Services
                                               Division (March 1995-March 1999).
                                               An officer of 99 portfolios in
                                               the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Brian Petersen,                                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August
Assistant Treasurer since 2006                 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An
Age: 36                                        officer of 99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Brian C. Szilagyi,                             Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of
Assistant Treasurer since 2006                 First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May
Age: 37                                        2001-March 2003); Director of Mutual Fund Operations at American Data Services, Inc. (September 2000-May
                                               2001). An officer of 99
portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
Robert G. Zack,                                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General
Vice President and Secretary since 2006        Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset
Age: 58                                        Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                               Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                               Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds
                                               International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                               Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                               2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and
                                               Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI
                                               Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                               Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                               Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                               Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following:
                                               Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                               1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                               99 portfolios in the OppenheimerFunds complex.
---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Kathleen T. Ives,                              Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of the
Assistant Secretary since 2006                 Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor;
Age: 41                                        Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and
                                               Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                               Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                               Manager (August 1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Lisa I. Bloomberg,                             Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April 2001-April
Assistant Secretary since 2006                 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President (May 1999-April 2001)
Age: 39                                        and Assistant General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                               Incorporated). An officer of 99 portfolios in the OppenheimerFunds complex.

---------------------------------------------- --------------------------------------------------------------------------------------------------------------
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

Phillip S. Gillespie,                          Senior Vice President and Deputy General Counsel of the Manager (since September 2004); Mr. Gillespie held
Assistant Secretary since 2006                 the following positions at Merrill Lynch Investment Management: First Vice President (2001-September 2004);
Age: 43                                        Director (2000-September 2004) and Vice President (1998-2000). An officer of 99 portfolios in the

                                               OppenheimerFunds complex.
---------------------------------------------- --------------------------------------------------------------------------------------------------------------

       Remuneration of the Officers and Trustees. The officers and the
Interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. It is estimated that the Independent Trustees of the Fund will receive the Aggregate Compensation from the Fund shown below for serving as a trustee and member of a committee (if applicable), with respect to the period from the Fund's inception through December 31, 2007, its first fiscal year end. The Total Compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a
Trustee or Director and as a member of a committee (if applicable) of other funds in the OppenheimerFunds complex during the calendar year ended December
31, 2006. As of the date of this Statement of Additional Information, the
Independent Trustees have not received any compensation from the Fund.

------------------------------------------- -----------------------------------------------------------------------------------------------------------------

   Name and Other Fund Position(s) (as        Estimated Aggregate      Total Compensation From
   applicable)                                Compensation From         the Funds and Fund
                                                  the Fund (1)                 Complex
                                               Fiscal Year ended       Year ended December 31,
                                               December 31, 2007                2006

------------------------------------------- -----------------------------------------------------------------------------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Brian F. Wruble(2)                                                    $37(11)                                    $241,260 (3)
      Chairman of the Board

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Clayton K. Yeutter(4)                                                    $0                                        $173,700

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Matthew P. Fink                                                         $28                                        $113,472
      Governance Committee Member and Regulatory &
      Oversight Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Robert G. Galli
      Regulatory & Oversight Committee Chairman                               $35                                     $264,812 ((5))
      Governance Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Phillip A. Griffiths
      Governance Committee Chairman and Regulatory &                        $35((6))                                     $150,760
      Oversight Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Mary F. Miller
      Audit Committee Member and Governance Committee                       $28(10)                                      $106,792
      Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Joel W. Motley
      Audit Committee Chairman and Regulatory & Oversight                   $30((7))                                     $150,760
      Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Kenneth A. Randall
      Audit Committee Member and Governance Committee                         $28                                        $134,080
      Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Russell S. Reynolds, Jr.
      Audit Committee Member and Governance Committee                         $28                                        $110,120
      Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Joseph M. Wikler
      Audit Committee Member and Regulatory & Oversight                     $28((8))                                     $99,080
      Committee Member

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------
      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

      Peter I. Wold
      Audit Committee Member and Governance Committee
      Member                                                                 $28(9)                                      $99,080

      ----------------------------------------------------- ----------------------------------------- -----------------------------------------------

(1)          "Estimated Aggregate Compensation From the Funds" includes fees and deferred compensation, if any, for a Trustee.
(2)          Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
(3)          Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
(4)          Mr. Yeutter retired as Chairman of the Board of Trustees of the
             Board I Funds effective December 31, 2006.
(5)          Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
(6)          Includes $35 deferred by Mr. Griffiths under the "Compensation
             Deferral Plan" described below.
(7)          Includes $4 deferred by Mr. Motley under the "Compensation Deferral
             Plan" described below.
(8)          Includes $14 deferred by Mr. Wikler under the "Compensation
             Deferral Plan" described below.
(9)          Includes $28 deferred by Mr. Wold under the "Compensation Deferral
             Plan" described below.
(10)         Includes $14 deferred by Ms. Miller under the "Compensation
             Deferral Plan" described below.
(11)         Includes $37 deferred by Mr. Wruble under the "Compensation
             Deferral Plan" described below

Compensation   Deferral   Plan.   The  Board  of  Trustees  has  adopted  a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

Major  Shareholders.  As of  the  date  of  this  Statement  of  Additional
Information, the Fund had not commenced operations and OppenheimerFunds, Inc. is the only shareholder of record of the Fund due to its initial  investment of the
"seed money" required for the Fund to commence operations.

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and
Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The
Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy
Voting Guidelines or the Proxy Voting Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.

o             The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.

o             In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o             The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o The Fund opposes proposals to classify the board of directors. o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options without shareholder approval.
o             The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

                  The Fund is required to file Form N-PX, with its complete
proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Fund's Form N-PX will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii)
on the SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and  management  services  to the Fund under an  investment  advisory  agreement between the Manager and the Fund (the "Advisory Agreement"). The Manager selects securities  for the Fund's  portfolio and handles its day-to-day  business.  The portfolio  managers of the Fund are  employed by the Manager and are the persons who are  principally  responsible  for the  day-to-day  management of the Fund's portfolio.  Other members of the Manager's  Fixed Income  Portfolio Team provide the  portfolio  managers  with  counsel  and  support  in  managing  the  Fund's portfolio.

         Under the terms of the Advisory Agreement, the Manager is entitled to an advisory fee equal to an annual rate of 0.35% of the Fund's assets. The
Manager, however, has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. Although the Fund does not compensate the Manager directly for its services under the Advisory Agreement, the Manager may benefit from the fees paid by separately managed account clients who have retained OFI PI or certain of its affiliates to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. The Manager is responsible for paying expenses it incurs in providing advisory services to the
Fund.

         The Advisory Agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Under the Advisory Agreement, responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Under the  Advisory  Agreement,  the Fund is required to pay  expenses  not expressly  assumed by the Manager  under the  Advisory  Agreement.  The Advisory
Agreement lists examples of expenses  required to be paid by the Fund. The major categories relate to interest,  taxes,  brokerage  commissions,  fees to certain
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance  costs,  certain  printing  and  registration  costs and  non-recurring
expenses,   including  litigation  costs.  As  stated  above,  the  Manager  has contractually  agreed to waive all fees and pay or reimburse all expenses of the
Fund, including those payable under the Advisory Agreement, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees.

         The Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the Advisory Agreement relates.

         The Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals comprised of Angelo Manioudakis, Benjamin J. Gord,
Geoffrey Caan, Antulio N. Bomfim and Thomas Swaney (each is referred to as a
"Portfolio Manager" and collectively they are referred to as the "Portfolio
Managers") who are responsible for the day-to-day management of the Fund's investments.

Other Accounts Managed by the Portfolio  Managers.  In addition to managing the Fund's  investments,  the portfolio  managers  also manage other  investment portfolios and accounts.  The following table provides information regarding the other  portfolios and accounts  managed by the portfolio  managers as of June 1,
2007 none of which have a performance-based advisory fee:

     Portfolio Manager                  Registered      Total Assets in       Other Pooled    Total Assets in Other  Other Accounts      Total Assets
                                        Investment        Registered

                                        Companies          Investment          Investment       Pooled Investment                     in Other Accounts
                                         Managed      Companies Managed(1)  Vehicles Managed   Vehicles Managed(1)       Managed        Managed (1,2)

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------------------------------

     Angelo Manioudakis                     22             $19,731.3               13                 $290.0                7               $157.1

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------------------------------

     Benjamin J. Gord                       19             $19,285.8               13                 $290.0                4               $41.3

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------------------------------

     Geoffrey Caan                          19             $19,285.8               13                 $290.0                4               $41.3

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------------------------------

     Antulio Bomfim                         19             $19,285.8               13                 $290.0                4               $41.3

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------------------------------------

     Thomas Swaney                          19             $19,285.8               13                 $290.0                4               $41.3

     -----------------------------------------------------------------------------------------------------------------------------------------------------
     1. In millions.
     2. Does not include personal accounts of Portfolio Managers and their families, which are subject to the Code of Ethics.

         As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the
Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Fund's Portfolio
Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation of the Portfolio Managers. The Fund's Portfolio Managers are
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
financial interests with those of the funds and accounts they manage, and their respective shareholders and investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the date of this Statement of Additional Information, each Portfolio Manager's compensation consisted primarily of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

         To attract and retain qualified investment management personnel, the
Manager regularly reviews the base pay component of each portfolio manager to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper -
Intermediate Investment Grade Debt Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers'
compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

Ownership  of Fund  Shares.  As of the date of this  SAI,  the Fund had not commenced  operations  and  therefore,  the  Portfolio  Managers did not own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Advisory Agreement is to arrange the portfolio transactions for the Fund. The Advisory Agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the Advisory Agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment
Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution"
means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the Advisory Agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Payments to Fund Intermediaries

         Payments may be made by the Manager or Distributor out of their respective resources and assets at the discretion of the Manager and/or the
Distributor. These payments are often referred to as "revenue sharing" payments.
These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain wrap fee sponsors and programs, transaction processing or other services.

         The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the
Manager and Distributor, subject to applicable law.

            These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. You should ask your wrap-fee sponsor for information about any payments it receives from the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a wrap-fee sponsor's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o            transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the wrap-fee sponsor's networking fees;
o            program support, such as expenses related to including the Oppenheimer funds in wrap-fee programs;
o            placement on the sponsor's list of offered funds and providing representatives of the Distributor with access to a sponsor's sales meetings, sales representatives and management representatives.

Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a wrap fee sponsor's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

ABOUT YOUR ACCOUNT

How to Buy Shares. The Fund currently offers one class of shares. Shares of the Fund may be  purchased  by the  public  only by or on behalf  of  separately managed  account  clients  who have  retained  OFI PI to manage  their  accounts pursuant  to an  investment  management  agreement  with OFI PI and/or a managed account  program  sponsor  as part of a  "wrap-fee"  program.  Investors  cannot purchase shares directly from the Fund.

         When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.
The Fund will not issue or re-register physical share certificates.

         Shares of the Fund are sold without a direct sales charge. The Fund is an investment option for certain "wrap-fee" program accounts managed by OFI PI, for which OFI PI receives compensation pursuant to an investment advisory agreement. "Wrap-fee" program participants pay a "wrap-fee" to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliates. You should read carefully the "wrap-fee" or other program brochure provided to you by the sponsor or your advisor. The brochure is required to include information about the fees charged to you, and in the case of a "wrap-fee" program, the fees paid by the sponsor to
OFI PI. You pay no additional fees or expenses to purchase or redeem shares of the Fund.

         The Fund or the Distributor may suspend the continuous offering of the
Fund's shares at any time in response to conditions in the securities markets or otherwise and may resume offering shares from time to time. Any order may be rejected by the Fund or the Distributor. The Distributor is not permitted to withhold placing orders to benefit itself by a price change.

Determination  of Net Asset Value Per Share.  The NAV per share of the Fund is  determined as of the close of business of the NYSE on each day that the NYSE is open. The  calculation is done by dividing the value of the Fund's net assets by the number of  outstanding  shares.  The NYSE  normally  closes at 4:00 p.m.,
Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a United States  holiday).  All references  to time in this  Statement of Additional  Information  mean "Eastern time." The NYSE's most recent annual  announcement  (which is subject to change)
states  that it will close on New Year's  Day,  Martin  Luther  King,  Jr.  Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. Eastern time on a regular business day. Because the Fund's
NAV will not be calculated on those days, the Fund's NAV per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its NAV that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The
Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the
Board, that is subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting after the valuation.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange are valued as follows:
|X|                        if last sale information is regularly reported, they
                           are valued at the last reported sale price on the
                           principal exchange on which they are traded, as
                           applicable, on that day, or
|X|                        if last sale information is not available on a
                           valuation date, they are valued at the last reported
                           sale price preceding the valuation date if it is
                           within the spread of the closing "bid" and "asked"
                           prices on the valuation date or, if not, at the
                           closing "bid" price on the valuation date.
o                 Equity securities traded on a foreign securities exchange
                  generally are valued in one of the following ways:
|X|                        at the last sale price available to the pricing service
                           approved by the Board, or
|X|                        at the last sale price obtained by the Manager from
                           the report of the principal exchange on which the
                           security is traded at its last trading session on or
                           immediately before the valuation date, or
|X|                        at the mean between the "bid" and "asked" prices
                           obtained from the principal exchange on which the
                           security is traded or, on the basis of reasonable
                           inquiry, from two market makers in the security.
o                 Long-term debt securities having a remaining maturity in
                  excess of 60 days are valued based on the mean between the
                  "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the
                  Manager from two active market makers in the security on the basis of reasonable inquiry.
o                 The following securities are valued at the mean between the
                  "bid" and "asked" prices determined by a pricing service
                  approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of
                  reasonable inquiry:
|X|               debt instruments that have a maturity of more than 397 days when issued,
|X|                        debt instruments that had a maturity of 397 days or
                           less when issued and have a remaining maturity of
                           more than 60 days, and
|X|                        non-money market debt instruments that had a maturity
                           of 397 days or less when issued and which have a
                           remaining maturity of 60 days or less.
o                 The following securities are valued at cost, adjusted for
                  amortization of premiums and accretion of discounts:
|X|                        money market debt securities held by a non-money
                           market fund that had a maturity of less than 397 days
                           when issued that have a remaining maturity of 60 days
                           or less, and
|X|                        debt instruments held by a money market fund that
                           have a remaining maturity of 397 days or less.

         Securities (including restricted securities) not having readily available market quotations are valued at fair value determined under the
Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and
"asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. The monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert securities denominated in foreign currency into U.S. dollar values.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded as determined by a pricing service approved by the Board or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's shares (for example,  when a purchase check is returned  unpaid) causes a loss to be incurred when the NAV of the Fund's shares on the  cancellation  date is less  than on the  purchase  date.  That  loss is equal to the  amount of the decline in the NAV per share  multiplied by the number of shares in the purchase order.  The  investor,  through  his  or  her  "wrap-fee"  program  sponsor,  is responsible  for that loss. If the "wrap-fee"  program sponsor on the investor's behalf fails to compensate  the Fund for the loss, the  Distributor  will do so.
The Fund may reimburse the Distributor for that amount by redeeming  shares from any account  registered in that investor's  name, or the Fund or the Distributor may seek other redress.

How to Sell  Shares.  The  information  below  supplements  the  terms  and conditions for redeeming  shares set forth in the  Prospectus.  There will be no charge for redeeming shares of the Fund.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. Under certain circumstances, however, the Board may determine  that it would be  detrimental  to the best interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities  from the portfolio  of the Fund,  in lieu of cash.  If shares are  redeemed in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net  Asset  Value Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares is less than  $1,000 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an  account if the  aggregate  net asset  value of such  shares has fallen below the stated  minimum solely as a result of market  fluctuations.  If the Board exercises this right, it may also fix the  requirements for any notice to be given to the  shareholders in question (not less than 30 days) through the
"wrap-fee"  sponsor.  The  Board  may  alternatively  set  requirements  for the shareholder  to increase the  investment,  or set other terms and  conditions so that the shares would not be involuntarily redeemed.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund does not have a fixed dividend rate and  there  can be no  assurance  as to the  payment  of  any  dividends  or the realization of any capital gains.  The dividends and  distributions  paid by the
Fund will vary depending on market  conditions and the composition of the Fund's portfolio.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
 Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the IRC described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the IRC. As a RIC, the  Fund  is not  subject  to  federal  income  tax on the  portion  of its net investment  income (that is,  taxable  interest,  dividends,  and other  taxable ordinary  income,  net of  expenses)  and capital  gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to  shareholders.  This  qualification  enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  This avoids a "double  tax" on that income and capital  gains, since  shareholders  normally  will be taxed on the  dividends and capital gains they receive  from the Fund  (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The IRC contains a number of complex tests relating to qualification as a RIC that the Fund might not meet in a particular year. If it did not qualify as a RIC, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the IRC, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC. Under that test, at the close of each quarter of the Fund's taxable year, at least 50%
of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than
25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

Excise Tax on Regulated Investment Companies. Under the IRC, by December 31
each year, the Fund must distribute 98% of its taxable  investment income earned from January 1 through  December 31 of that year and 98% of its capital gain net income  realized in the period from November 1 of the prior year through October
31 of the current  year.  If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Fund will meet those requirements.  To meet this requirement, in certain circumstances the Fund might  be  required  to  liquidate  portfolio  investments  to  make  sufficient distributions  to avoid excise tax  liability.  The Board and the Manager  might determine in a particular year, however,  that it would be in the best interests of  shareholders  for the Fund not to make such  distributions  at the  required levels and to pay the excise tax on the undistributed amounts. That would reduce
the  amount  of  income  or  capital  gains   available  for   distribution   to
shareholders.

Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the IRC govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually
46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         Special rules also apply to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31,
2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund;
or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income"
generally means income from dividends received by the Fund from U.S.
corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.
However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income.
The Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders.

         If the Fund were to invest in a PFIC and elect to treat the PFIC as a
"qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

         Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal
Revenue Service. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

         So long as the Fund qualifies as a RIC, if certain distribution requirements are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat any foreign income taxes paid by it as paid by its stockholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund makes the election, the amount of foreign income taxes paid by the Fund would be included in the income of its stockholders and each stockholder would be entitled (subject to certain limitations) to credit the amount included in his income against such stockholder's United States tax due, if any, or to deduct such amount from such shareholder's U.S. taxable income, if any. Shortly after any year for which it makes such an election, the
Fund will report to its stockholders the amount per share of such foreign tax that must be included in each stockholder's gross income and the amount which will be available for deduction or credit. In general, a stockholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a noncorporate stockholder who does not itemize deductions. If a stockholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the stockholder's taxable income from foreign sources bears to his entire taxable income. This limitation may be applied separately to certain categories of income and the related foreign taxes. However, this limitation will not apply to an individual if, for the taxable year, the entire amount of such individual's gross income from sources outside of the U.S. consists of qualified passive income, the amount of creditable foreign taxes accrued or paid by the individual does not exceed $300 ($600 in the case of a joint return) and the individual elects to be exempt from the limitation. As a general rule, if the Fund has made the appropriate election, a stockholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund will be considered to be U.S.-source income and, therefore, the portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by other shareholders without other foreign source income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the U.S. Internal Revenue Service (the "IRS").

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         If a shareholder recognizes a loss with respect to the Fund's shares of
$2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the U.S. Internal Revenue
Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the
Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the United States
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         For taxable years beginning before January 1, 2008, properly designated dividends are generally exempt from United States federal withholding tax on non-resident aliens when they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the
Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from non resident alien withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the
Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from "U.S. real property interests"
("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S.
real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of
USRPIs recognized by a Real Estate Investment Trust ("REIT") or (until December
31, 2007) a RIC, the Code treats that gain as the distribution of gain from a
USRPI to a foreign shareholder which would be subject to U.S. withholding tax of
35% and would result in U.S. tax filing obligations for the foreign shareholder.

         A foreign shareholder, however, achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50%
owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT that is regularly traded on an established United States securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the
1-year period ending on the date of the distribution. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this
Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisors or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Additional Information About the Fund

The Distributor.  OppenheimerFunds  Distributor,  Inc., a subsidiary of the
Manager,  acts as the Fund's  principal  underwriter  in the  continuous  public offering of the Fund's shares.  Under its General  Distributor's  Agreement with the Fund, the  Distributor  bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing the Prospectus, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares. The Manager has contractually agreed to pay or  reimburse  the Fund for all fees and  expenses  payable  under  the  General
Distributor's  Agreement.  The Distributor also distributes  shares of the other
Oppenheimer  funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The  Custodian.  J.P.  Morgan  Chase  Bank is the  custodian  of the Fund's assets. The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured  balances at times may be substantial.  The Manager has  contractually agreed to pay or  reimburse  the Fund for all fees and  expenses  payable to the
Custodian.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account fee. It also acts as transfer agent or shareholder  servicing agent for the other Oppenheimer  funds. The Manager has contractually  agreed to pay or  reimburse  the Fund for all fees and  expenses  payable to the  Transfer
Agent.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP will audit the Fund's financial statements and perform other related audit services. KPMG
LLP also acts as the independent registered public accounting firm for the
Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Legal Counsel.  Mayer, Brown, Rowe & Maw LLP serves as legal counsel to the
Fund.

              Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Oppenheimer SMA Core Bond Fund:

     We have audited the  accompanying  statement of assets and  liabilities  of
Oppenheimer SMA Core Bond Fund as of May 11, 2007, and the related statements of operations  and changes in net assets for the period  from June 5, 2006  through
May 11, 2007. These financial  statements are the  responsibility  of the Fund's management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audit.

     We  conducted  our audit in  accordance  with the  standards  of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statements  are free of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used  and  significant  estimates  made  by  management,  as well as evaluating the overall  financial  statement  presentation.  We believe that our audit provides a reasonable basis for our opinion.

     In our opinion,  the financial statements referred to above present fairly, in all material  respects,  the financial  position of Oppenheimer SMA Core Bond
Fund as of May 11, 2007,  and the results of its  operations  and changes in its net assets for the period from June 5, 2006 through May 11, 2007,  in conformity with U.S. generally accepted accounting principles.

                                                 KPMG LLP

Denver, Colorado
May 23, 2007

----------------------------------------------------------------------------------------------------------------------------------------------------------

                    Oppenheimer SMA Core Bond Fund

----------------------------------------------------------------------------------------------------------------------------------------------------------

                 Statement of Assets and Liabilities
                             May 11, 2007

                                                                        Total
ASSETS:
Cash                                                                  $100,000
Receivable from Adviser                                                  9,500
                                                      -------------------------
Total Assets                                                           109,500

LIABILITIES:
Payable for organization and initial offering costs                      9,500

Net Assets                                                            $100,000

                                                                   =========

COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                            $     10
Additional paid-in capital                                              99,990

                                                           ---------------------
                                                                   $100,000

NET ASSETS-Applicable to 10,000.00 shares of beneficial interest
outstanding, $0.001 par value, unlimited shares authorized            $100,000

NET ASSET VALUE PER SHARE (net assets divided by 10,000 shares of
beneficial interest)                                                   $ 10.00

See accompanying Notes to Financial Statements

                                    Oppenheimer SMA Core Bond Fund
                                         Statement of Operations
  For the period from June 5, 2006 (date of organization) through May 11, 2007

INVESTMENT INCOME:                                                 $    -

                                                               ---------------------------------

EXPENSES:
Organizational and initial offering costs                               9,500

                                                               -------------------------------

Less: Reimbursement of expenses by the Adviser                         (9,500)

NET INVESTMENT INCOME                                               $    -

                                                              =================================

See accompanying Notes to Financial Statements

                                 Oppenheimer SMA Core Bond Fund
                               Statement of Changes in Net Assets
For the period from June 5, 2006 (date of organization) through May 11, 2007

Operations
Net Investment Income                                           $           -__
                                                              ---------------

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions
                                                                   100,000

Net Assets
Total Increase                                                     100,000
Beginning of Period                                              ______-__
                                                              -------

End of Period                                                   $  100,000

See accompanying Notes to Financial Statements

Notes to Financial Statements:

Note 1. Organization

Oppenheimer SMA Core Bond Fund (the "Fund"), was organized as a business trust in the Commonwealth of Massachusetts in June 2006 as an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI Private Investments
Inc. or certain of its affiliates ("OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

The Fund has had no operations through May 11, 2007 other than those relating to organizational matters and the sale and issuance of 10,000 shares of beneficial interest to OppenheimerFunds, Inc. ("OFI" or the "Adviser").

On June 15, 2006, the Fund's Board of Trustees approved an Investment Advisory
Agreement with OFI and a Distributor's Agreement with Oppenheimer Funds
Distributor, Inc. ("OFDI" or the "Distributor"), a wholly owned subsidiary of
OFI.

The Fund's investment objective is to seek total return by investing mainly in debt instruments.

The Fund offers one class of shares.

Note 2.  Significant Accounting Policies

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

OFI has directly assumed certain organization and initial offering costs of the
Fund, which are estimated at $96,100 and has also agreed to voluntarily reimburse the Fund for organizational and initial offering costs borne directly by the Fund, which are estimated at $9,500.

The Fund intends to comply in its initial fiscal year and thereafter with provisions of the Internal Revenue Code applicable to regulated investment companies and as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) distributed to shareholders.

Note 3. Fees and Other Transactions with Affiliated Parties

Management fees will be paid to the Adviser in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of
0.35% computed on the net assets of the Fund as of the close of each business day.

OppenheimerFunds Services ("OFS"), a division of the Adviser, acts as the transfer and shareholder servicing agent for the Fund. The Fund will pay OFS a per account fee. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Fund to an annual rate of 0.35% of the average daily net assets.

The Adviser has contractually agreed to waive all management fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the Independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Adviser, investors will pay a "wrap fee" to their program's sponsor.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier
"2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1:  Issuer has a superior ability for repayment of senior  short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated "AAA" have the highest rating assigned by Standard
&  Poor's.  The  obligor's  capacity  to meet its  financial  commitment  on the obligation is extremely strong.

AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Oppenheimer SMA Core Bond Fund

Internet Website:

         www.ofiprivateinvestments.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm

         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

Counsel to the Independent Trustees

         Mayer, Brown, Rowe & Maw LLP
         1675 Broadway
         New York, New York 10019

                         OPPENHEIMER SMA CORE BOND FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated June 5, 2006: Previously filed with the Initial
Registration Statement of the Registrant (Reg. No. 333-135513), 6/30/06, and
incorporated herein by reference.

(b) By-Laws dated June 5, 2006: Previously filed with the Initial Registration
Statement of the Registrant (Reg. No. 333-135513), 6/30/06, and incorporated herein by reference.

(c) Not applicable.

(d) Investment Advisory Agreement: Filed herewith.

(e) (i) General Distributor's Agreement: Filed herewith.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated by reference.

(g) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(h) Fee Waiver and Expense Reimbursement Agreement: Filed herewith.

(i) Opinion and Consent of Counsel: Filed herewith.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed herewith.

(m) (i) Not applicable.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06: Previously filed with Post-Effective Amendment No. 62 to the
Registration Statement of Oppenheimer Capital Income Fund (Reg. No. 2-33043),
11/21/06, and incorporated herein by reference.

(o) (i) Power of Attorney for all Trustees/Directors dated October 11, 2006:
Previously filed with Post-Effective Amendment No. 51 to the Registration
Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06,
and incorporated herein by reference.

(ii) Power of Attorney for Brian W. Wixted dated October 11, 2006: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of
Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), 10/23/06, and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Name and Current Position with OppenheimerFunds,
Inc.                                                  Other Business and Connections During the Past Two Years
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Agan,                                          Senior Vice President of Shareholder Financial Services, Inc. and Shareholders Services,  Inc.; Vice
Senior Vice President                                 President of OppenheimerFunds  Distributor,  Inc.,  Centennial Asset Management  Corporation and OFI
                                                      Private Investments Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carl Algermissen,                                     None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Amato,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik Anderson,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Janette Aprilante,                                    Secretary  (since  December 2001) of:  Centennial  Asset  Management  Corporation,  OppenheimerFunds
Vice President & Secretary                            Distributor,  Inc.,  HarbourView Asset Management  Corporation  (since June 2003),  Oppenheimer Real
                                                      Asset Management,  Inc., Shareholder Financial Services,  Inc., Shareholder Services,  Inc., Trinity
                                                      Investment  Management  Corporation  (since  January 2005),  OppenheimerFunds  Legacy  Program,  OFI
                                                      Private Investments Inc. (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                                      2003). Assistant Secretary of OFI Trust Company (since December 2001).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hany S. Ayad,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Baker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Bailey,                                      Senior Vice President of Shareholder  Services,  Inc. (since March 2006). Formerly Vice President at
Senior Vice President                                 T. Row Price Group (September 2000 - January 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Michael Banta,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joanne Bardell,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Bass,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Baum,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeff Baumgartner,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Baylin,                                          Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Todd Becerra,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lalit K. Behal                                        Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Beichert,                                    Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald B. Bellamy,                                    Assistant Vice President (Sales Manager of the International  Division) of OFI  Institutional  Asset
Assistant Vice President                              Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Erik S. Berg,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Bertucci,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rajeev Bhaman,                                        None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig Billings,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Binning,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert J. Bishop,                                     Treasurer  (since  October  2003)  of  OppenheimerFunds   Distributor,  Inc.  and  Centennial  Asset
Vice President                                        Management Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Beth Bleimehl,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                                    None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Veronika Boesch,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Chad Boll,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antulio N. Bomfim,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michelle Borre Massick,                               None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori E. Bostrom,                                      None
Vice President & Senior Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Bourgeois,                                       Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Boydell,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Garrett C. Broadrup                                   Formerly an Associate at Davis Polk & Wardwell (October 2002 - October 2006)
Assistant Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Bromberg,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristine Bryan-Levin,                                 Formerly Senior Vice President at Brown Brothers Harriman (November 2002 - May 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stephanie Bullington,                                 Formerly Fund  Accounting  Manager at Madison Capital  Management  Company (July 2005 - October 2005
Assistant Vice President                              and Fund  Accounting  Officer  at  Butterfield  Fund  Services  (Bermuda)  Limited  (a wholly  owned subsidiary of the Bank of
NT Butterfield & Sons) (September 2003 - June 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Burke,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark Burns,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
JoAnne Butler                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoffrey Caan,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dale William Campbell                                 Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Campbell,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine Carroll,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Debra Casey,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maria Castro,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Chaffee,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Chibnik,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Sheng Chu,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Clark,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
H.C. Digby Clements,                                  None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Closs                                          Formerly (until January 2007) Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Peter V. Cocuzza,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald James Concepcion,                              None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Corbett,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Susan Cornwell,                                       Senior Vice President of Shareholder Financial Services,  Inc. and Shareholder Services,  Inc.; Vice
Senior Vice President                                 President of  OppenheimerFunds  Distributor,  Inc.,  Centennial  Asset  Management  Corporation  and
                                                      OppenheimerFunds Legacy Program.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cheryl Corrigan,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Belinda J. Cosper,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Cottier,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Coulston,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George Curry,                                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie C. Cusker,                                      None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Dachille,                                       Formerly Fixed Income  Director at National  Railroad  Retirement  Investment  Trust (May 2003 - May
Vice President                                        2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Damian,                                          None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kendra Delisa                                         Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Demarco,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Craig P. Dinsell,                                     None
Executive Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randall C. Dishmon,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rebecca K. Dolan,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven D. Dombrower,                                  Senior  Vice  President  of  OFI  Private  Investments  Inc.;  Vice  President  of  OppenheimerFunds
Vice President                                        Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Doyle,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bruce C. Dunbar,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Dvorak,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard Edmiston,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
A. Taylor Edwards,                                    Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Venkat Eleswarapu,                                    Formerly  Associate  Professor of Finance at Texas Tech  University  (July 2005 - December 2005) and
Vice President                                        Assistant Professor of Finance at Southern Methodist University (January 1999 - May 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel R. Engstrom,                                   None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James Robert Erven                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
George R. Evans,                                      None
Senior Vice President & Director of International
Equities
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward N. Everett,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathy Faber,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Falicia,                                        Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew Farkas,                                       Formerly Associate at Epstein Becker & Green, P.C. (September 2000 - March 2006).
Assistant Vice President and Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristie Feinberg,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Emmanuel Ferreira,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald H. Fielding,                                   Vice President of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI Mutual Insurance  Company;
Senior Vice President;                                Governor of St.  John's  College;  Chairman of the Board of  Directors  of  International  Museum of
Chairman of the Rochester Division                    Photography at George Eastman House.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bradley G. Finkle,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steven Fling,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John E. Forrest,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Foxhoven,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Colleen M. Franca,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barbara Fraser,                                       Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dominic Freud,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dan Gagliardo,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Hazem Gamal,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Gapay                                         Formerly (until January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Seth Gelman,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Gerlach,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Subrata Ghose,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles W. Gilbert,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Gibson,                                          Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip S. Gillespie,                                 None
Senior Vice President & Assistant Secretary
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alan C. Gilston,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill E. Glazerman,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin J. Gord,                                     Vice  President  of  HarbourView  Asset  Management  Corporation  and  of  OFI  Institutional  Asset
Vice President                                        Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leyla Greengard,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert B. Grill,                                      None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol Guttzeit,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marilyn Hall,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Haney,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Hauenstein,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert W. Hawkins,                                    Formerly an Associate at Shearman and Sterling LLP (July 2004 - August 2005).
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas B. Hayes,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Kane Heathwood,                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Heidi Heikenfeld,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Annika Helgerson,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Herrmann,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dennis Hess,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph Higgins,                                       Vice President of OFI Institutional Asset Management, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Hoelscher,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Hourihan,                                       Assistant  Secretary of OFI Institutional Asset Management,  Inc. (since April 2006).  Formerly Vice
Vice President & Associate Counsel                    President and Senior Counsel at Massachusetts Financial Service Company (June 2004 - March 2006).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward Hrybenko,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,                              None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott T. Huebl,                                       Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Margaret Hui,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dana Hunter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Huttlin,                                         Senior  Vice  President  (Director  of the  International  Division)  (since  January  2004)  of OFI
Senior Vice President                                 Institutional Asset Management,  Inc.; Director (since June 2003) of OppenheimerFunds  International
                                                      Distributor Limited.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James G. Hyland,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kelly Bridget Ireland,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen T. Ives,                                     Vice  President  and  Assistant  Secretary of  OppenheimerFunds  Distributor,  Inc. and  Shareholder
Vice President, Senior Counsel & Assistant Secretary  Services,  Inc.;  Assistant Secretary of Centennial Asset Management  Corporation,  OppenheimerFunds
                                                      Legacy Program and Shareholder Financial Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Jaume,                                        Senior Vice  President of HarbourView  Asset  Management  Corporation  and OFI  Institutional  Asset
Vice President                                        Management, Inc.; Director of OFI Trust Company.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Frank V. Jennings,                                    None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Jennings,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Kadehjian,                                       Formerly Vice President, Compensation Manager at The Bank of New York (November 1996-November 2004).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Kandilis,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amee Kantesaria,                                      Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and                          (May 2005-December 2006).
Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rezo Kanovich,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas W. Keffer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Keogh,                                        Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Kiernan,                                         Formerly Vice President and Senior Compliance Officer,  Guardian Trust Company,  FSB at The Guardian
Assistant Vice President & Marketing Compliance       Life Insurance Company of America (since February 1998 - November 2005).
Manager
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Kim,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Audrey Kiszla, Formerly Vice President at First Horizon Merchant Services
(December 2005- May 2006); Director at Vice President Janus (January 1998 -
August 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Klassen,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin S. Korn,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Kramer,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Kunz,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gloria LaFond,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Lamentino,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tracey Lange,                                         Vice President of OppenheimerFunds Distributor, Inc. and OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                                   President of OFI Institutional  Asset Management,  Inc. as of January 2005.  Formerly Executive Vice
Senior Vice President                                 President-Head  of  Fidelity   Tax-Exempt   Services  Business  at  Fidelity   Investments   (August
                                                      1996-January 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Latino,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gayle Leavitt,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher M. Leavy,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Lee,                                            Formerly Vice President at Delaware Investments (October 2000 - February 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Randy Legg,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Laura Leitzinger,                                     Senior Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Leverenz,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael S. Levine,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Levitt,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gang Li,                                              None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Shanquan Li,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie A. Libby,                                       Senior Vice President of OFI Private Investments Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel Lifshey,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell J. Lindauer,                                 None
Vice President & Assistant General Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Bill Linden,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Malissa B. Lischin,                                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Justin Livengood                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Lolli,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Daniel G. Loughran                                    None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patricia Lovett,                                      Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice President of Shareholder
Vice President                                        Services, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Misha Lozovik,                                        None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Dongyan Ma,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Steve Macchia,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry Mandzij,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angelo G. Manioudakis                                 Senior Vice President of HarbourView  Asset Management  Corporation and of OFI  Institutional  Asset
Senior Vice President                                 Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carolyn Maxson,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William T. Mazzafro,                                  Formerly self-employed as a securities consultant (January 2004 - December 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Trudi McKenna,                                        Formerly Leadership Development Supervisor at JetBlue Airways (July 2003 - October 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jay Mewhirter,                                        Formerly Director of Application Development at AMVESCAP (September 1999 - March 2005).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elizabeth McCormack,                                  Vice President and Assistant Secretary of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McDonnell,                                     Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph McGovern,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles L. McKenzie,                                  Chairman of the Board,  Director,  Chief  Executive  Officer  and  President  of OFI Trust  Company;
Senior Vice President                                 Chairman,  Chief Executive Officer, Chief Investment Officer and Director of OFI Institutional Asset
                                                      Management, Inc.; Chief
                                                      Executive Officer,
                                                      President, Senior Managing
                                                      Director and Director of
                                                      HarbourView Asset
                                                      Management Corporation;
                                                      Chairman, President;
                                                      Director of Trinity
                                                      Investment Management
                                                      Corporation and Vice
                                                      President of Oppenheimer
                                                      Real Asset Management,
                                                      Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William McNamara                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Medev,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucienne Mercogliano,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Andrew J. Mika,                                       None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jan Miller,                                           None.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rejeev Mohammed,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,                                 None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sarah Morrison                                        Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Mulcahy,                                         None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John V. Murphy,                                       President  and  Management  Director of  Oppenheimer  Acquisition  Corp.;  President and Director of
Chairman, Chief                                       Oppenheimer Real Asset Management,  Inc.;  Chairman and Director of Shareholder  Services,  Inc. and
Executive Officer & Director                          Shareholder  Financial  Services,  Inc.;  Director  of  OppenheimerFunds   Distributor,   Inc.,  OFI
                                                      Institutional  Asset Management,  Inc., Trinity  Investment  Management  Corporation,  Tremont Group
                                                      Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and  OFI  Private  Investments  Inc.;
                                                      Executive  Vice  President  of  Massachusetts  Mutual  Life  Insurance  Company;   Director  of  DLB
                                                      Acquisition Corporation; a member of the Investment Company Institute's Board of Governors.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meaghan Murphy,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Suzanne Murphy,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas J. Murray,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kenneth Nadler,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Newman,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William Norman,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James B. O'Connell,                                   None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew O'Donnell,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tony Oh,                                              Formerly Director of SEC Reporting at Teletech Holdings (July 2004 - April 2005.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Ogren,                                           Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John O'Hare,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John J. Okray,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kristina Olson,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lerae A. Palumbo,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anthony Parish,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kathleen Patton,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David P. Pellegrino,                                  None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allison C. Pells,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert H. Pemble,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lori L. Penna,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian Petersen,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marmeline Petion-Midy,                                None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Pfeffer,                                        Senior Vice President of HarbourView Asset Management Corporation since February 2004.
Senior Vice President & Chief Financial Officer
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
James F. Phillips,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott Phillips,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gary Pilc,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John Piper,                                           Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeaneen Pisarra,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nicolas Pisciotti,                                    Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Poiesz,                                         None
Senior Vice President, Head of Growth Equity
Investments
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Sergei Polevikov,                                     None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey Portnoy,                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Preuss,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen Puckett,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Paul Quarles,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael E. Quinn,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie S. Radtke,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Norma J. Rapini,                                      None
Assistant Vice President :
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Corry E. Read,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marc Reinganum,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jill Reiter,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Rhodes,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Eric Richter,                                         Vice President of HarbourView Asset Management  Corporation.  Formerly  Investment Officer at Alaska
Vice President                                        Permanent  Fund  Corporation  (April 2005 - February  2006);  Vice  President at Loomis Sayles & Co.
                                                      (July 1997 - April 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Claire Ring,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Grace Roberts,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David Robertson,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert Robis,                                         Formerly a Proprietary Trader at J.P. Morgan Chase & Co. (May 2004-May 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Antoinette Rodriguez,                                 None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacey Roode,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Stacy Roth,                                           None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adrienne Ruffle,                                      None.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kim Russomanno,                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Gerald Rutledge,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Anne Ryan,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Timothy Ryan,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rohit Sah,                                            None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Valerie Sanders,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Savallo                                          Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rudi W. Schadt,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Patrick Schneider                                     Formerly Human Resources Manager at ADT Security Services (December 2001 - July 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Beth Schellhorn,                                 Formerly Human Resources Generalist at Misys Banking Systems (November 2000 - June 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Scott A. Schwegel,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Allan P. Sedmak                                       None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer L. Sexton,                                   Senior Vice President of OFI Private Investments Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Asutosh Shah,                                         Formerly Vice President at Merrill Lynch Investment Managers (February 2002 - February 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kamal Shah,                                           Formerly Senior Vice President Chief Technology Officer at Tremont Group Holdings,  Inc. (March 1998
Vice President                                        - July 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nava Sharma,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Tammy Sheffer,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mary Dugan Sheridan,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Siomades,                                      Formerly  Vice  President,  Portfolio  Management at Curian  Capital LLC (December  2002 - September
Vice President                                        2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
David C. Sitgreaves,                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward James Sivigny                                  None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Enrique H. Smith,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kevin Smith,                                          None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Louis Sortino,                                        None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith J. Spencer,                                     None
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Marco Antonio Spinar,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brett Stein                                           Formerly Vice President of Client Services at XAware, Inc. (October 2002 - August 2006).
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Richard A. Stein,                                     None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                                  Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jennifer Stevens,                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Benjamin Stewart                                      None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
John P. Stoma,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Amy Sullivan,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Deborah A. Sullivan,                                  Secretary of OFI Trust Company.
Vice President & Assistant Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Michael Sussman,                                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Thomas Swaney,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Matthew Tartaglia,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Martin Telles,                                        Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Charles Toomey,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Toner,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melinda Trujillo,                                     Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Leonid Tsvayg,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Keith Tucker,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Cameron Ullyatt,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Angela Uttaro,                                        None
Assistant Vice President: Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark S. Vandehey,                                     Vice President and Chief Compliance Officer of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President & Chief Compliance Officer  Management  Corporation and Shareholder  Services,  Inc.;  Chief  Compliance  Officer of HarbourView
                                                      Asset Management  Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,  Inc.,
                                                      Trinity Investment Management Corporation,  OppenheimerFunds Legacy Program, OFI Private Investments
                                                      Inc. and OFI Trust Company and OFI Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Maureen Van Norstrand,                                None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Nancy Vann,                                           None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Rene Vecka,                                           None
Assistant Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Vincent Vermette,                                     Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Elaine Villas-Obusan,                                 None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jake Vogelaar,                                        None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Phillip F. Vottiero,                                  None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lisa Walsh,                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Jerry A. Webman,                                      Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christopher D. Weiler,                                None
Vice President:
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Adam Weiner,                                          None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Barry D. Weiss,                                       Vice  President of HarbourView  Asset  Management  Corporation  and of Centennial  Asset  Management
Vice President                                        Corporation.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                                   None
Vice President & Associate Counsel
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Christine Wells,                                      None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Joseph J. Welsh,                                      Vice President of HarbourView Asset Management Corporation.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Diederik Werdmolder,                                  Director of  OppenheimerFunds  International  Ltd.  and  OppenheimerFunds  plc and  OppenheimerFunds
Senior Vice President                                 International  Distributor  Limited;  Senior Vice President  (Managing Director of the International
                                                      Division) of OFI
Institutional Asset Management, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Catherine M. White,                                   Assistant Vice President of  OppenheimerFunds  Distributor,  Inc.; member of the American Society of
Assistant Vice President                              Pension Actuaries (ASPA) since 1995.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
William L. Wilby,                                     None
Senior Vice President & Senior Investment Officer,
Director of Equities
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Troy Willis,                                          None
Vice President,
Rochester Division
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mitchell Williams                                     None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Julie Wimer                                           None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Donna M. Winn,                                        President,  Chief Executive Officer & Director of OFI Private Investments Inc.; Director & President
Senior Vice President                                 of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Philip Witkower,                                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Brian W. Wixted,                                      Treasurer  of  HarbourView  Asset  Management  Corporation;   OppenheimerFunds  International  Ltd.,
Senior Vice President & Treasurer                     Oppenheimer  Real  Asset  Management,   Inc.,  Shareholder  Services,  Inc.,  Shareholder  Financial
                                                      Services,   Inc.,  OFI  Private  Investments  Inc.,  OFI  Institutional   Asset  Management,   Inc.,
                                                      OppenheimerFunds plc and OppenheimerFunds  Legacy Program;  Treasurer and Chief Financial Officer of
                                                      OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Carol E. Wolf,                                        Senior Vice President of HarbourView Asset Management Corporation
                                                      and of Centennial Asset Senior Vice President Management Corporation; serves on the Board of the Colorado Ballet.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Meredith Wolff,                                       None.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Oliver Wolff,                                         None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Kurt Wolfgruber,                                      Director  of  Tremont  Group  Holdings,  Inc.,  HarbourView  Asset  Management  Corporation  and OFI
President, Chief Investment Officer & Director        Institutional  Asset  Management,  Inc.  (since  June  2003).  Management  Director  of  Oppenheimer
                                                      Acquisition Corp. (since December 2005).
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Caleb C. Wong,                                        None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Edward C. Yoensky,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Geoff Youell,                                         Formerly Principal Consultant at XAware Inc (January 2004 - June 2005).
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Lucy Zachman,                                         None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Robert G. Zack                                        General  Counsel of  Centennial  Asset  Management  Corporation;  General  Counsel  and  Director of
Executive Vice President &                        OppenheimerFunds  Distributor,  Inc.; Senior Vice President and General Counsel of HarbourView Asset
General Counsel                                       Management Corporation and OFI Institutional Asset Management,  Inc.; Senior Vice President, General
                                                      Counsel and Director of  Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc., OFI
                                                      Private  Investments  Inc.;  Executive  Vice  President,  General  Counsel and Director of OFI Trust
                                                      Company;   Director  and  Assistant  Secretary  of  OppenheimerFunds   International  Limited;  Vice
                                                      President,   Secretary  and  General  Counsel  of  Oppenheimer   Acquisition   Corp.;   Director  of
                                                      OppenheimerFunds  International  Distributor  Limited;  Vice  President of  OppenheimerFunds  Legacy
                                                      Program; Vice President and Director of Oppenheimer Partnership Holdings Inc.
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Neal A. Zamore,                                       None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Anna Zatulovskaya,                                    None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Mark D. Zavanelli,                                    None
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Alex Zhou,                                            None
Assistant Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.                                   Formerly Managing Director and Small Cap Growth Team Leader at Merrill Lynch.
Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
----------------------------------------------------- -----------------------------------------------------------------------------------------------------
Arthur J. Zimmer,                                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
----------------------------------------------------- -----------------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
  (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund
  (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund
  (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund
   (a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II
   (a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III
   (a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series): Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer MidCap Fund/VA Oppenheimer Money
     Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International  Ltd. is 30 Herbert Street,
Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is Suite 1601,
Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Name & Principal                                                Position & Office                                 Position and Office
Business Address                                                with Underwriter                                  with Registrant
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Timothy Abbhul(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Agan(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Anthony Allocco(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Janette Aprilante(2)                                            Secretary                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Barker                                                    Vice President                                    None
1723 W. Nelson Street
Chicago, IL 60657
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen Beichert(1)                                            Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rocco Benedetto(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Beringer                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rick Bettridge                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert J. Bishop(1)                                             Treasurer                                         None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Blinzler(1)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David A. Borrelli                                               Vice President                                    None
105 Black Calla Ct.
San Ramon, CA 94583
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey R. Botwinick                                            Vice President                                    None
4431 Twin Pines Drive
Manlius, NY 13104
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Sarah Bourgraf(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michelle Brennan(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joshua Broad(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin E. Brosmith                                               Senior Vice President                             None
5 Deer Path
South Natlick, MA 01760
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jeffrey W. Bryan                                                Vice President                                    None
1048 Malaga Avenue
Coral Gables, FL 33134
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Campbell(1)                                             Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Caruso                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Donelle Chisolm(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Andrew Chonofsky                                                Vice President                                    None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Angelanto Ciaglia(2)                                            Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Melissa Clayton(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Colby(2)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Rodney Constable(1)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Susan Cornwell(1)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Neev Crane                                                      Vice President                                    None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Fredrick Davis                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John Davis(2)                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Stephen J. Demetrovits(2)                                       Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven Dombrower                                                Vice President                                    None
13 Greenbrush Court
Greenlawn, NY 11740
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George P. Dougherty                                             Vice President                                    None
328 Regency Drive
North Wales, PA 19454
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ryan C. Drier                                                   Vice President                                    None
2240 Breton Road SE
Grand Rapids, MI 49525
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Cliff H. Dunteman                                               Vice President                                    None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Hillary Eigen(2)                                                Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent M. Elwell                                                  Vice President                                    None
35 Crown Terrace
Yardley, PA 19067
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gregg A. Everett                                                Vice President                                    None
4328 Auston Way
Palm Harbor, FL 34685-4017
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
George R. Fahey                                                 Senior Vice President                             None
9511 Silent Hills Lane
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric C. Fallon                                                  Vice President                                    None
10 Worth Circle
Newton, MA 02458
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James Fereday                                                   Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Joseph Fernandez                                                Vice President                                    None
1717 Richbourg Park Drive
Brentwood, TN 37027
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark J. Ferro                                                   Senior Vice President                             None
104 Beach 221st Street
Breezy Point, NY 11697
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ronald H. Fielding(3)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Bradley Finkle(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric P. Fishel                                                  Vice President                                    None
725 Boston Post Rd., #12
Sudbury, MA 01776
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick W. Flynn                                                Senior Vice President                             None
14083 East Fair Avenue
Englewood, CO 80111
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John E. Forrest(2)                                              Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John ("J") Fortuna(2)                                           Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jayme D. Fowler                                                 Vice President                                    None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Fuermann                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lucio Giliberti                                                 Vice President                                    None
6 Cyndi Court
Flemington, NJ 08822
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Gottesman                                               Vice President                                    None
255 Westchester Way
Birmingham, MI 48009
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Raquel Granahan(4)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Ralph Grant                                                     Senior Vice President                             None
10 Boathouse Close
Mt. Pleasant, SC 29464
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kahle Greenfield(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Grossjung                                                  Vice President                                    None
4002 N. 194th Street
Elkhorn, NE 68022
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael D. Guman                                                Vice President                                    None
3913 Pleasant Avenue
Allentown, PA 18103
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
James E. Gunther                                                Vice President                                    None
603 Withers Circle
Wilmington, DE 19810
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kevin J. Healy(2)                                               Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Elyse R. Jurman Herman                                          Vice President                                    None
5486 NW 42 Avenue
Boca Raton, FL 33496
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy G. Hetson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jennifer Hoelscher(1)                                           Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
William E. Hortz(2)                                             Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Edward Hrybenko(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Amy Huber(1)                                                    Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Husch                                                  Vice President                                    None
37 Hollow Road
Stonybrook, NY 11790
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Patrick Hyland(2)                                               Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Keith Hylind                                                    Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kathleen T. Ives(1)                                             Vice President & Assistant Secretary              Assistant Secretary
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Shonda Rae Jaquez(2)                                            Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Nivan Jaleeli                                                   Vice President                                    None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric K. Johnson                                                 Vice President                                    None
8588 Colonial Drive
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Christina J. Keller(2)                                          Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Keogh(2)                                                Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Lisa Klassen(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Klein                                                   Senior Vice President                             None
4820 Fremont Avenue South
Minneapolis, MN 55419
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Richard Knott(1)                                                Senior Vice President                             None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brent A. Krantz                                                 Senior Vice President                             None
61500 Tam McArthur Loop
Bend, OR 97702
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric Kristenson(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David T. Kuzia                                                  Vice President                                    None
10258 S. Dowling Way
Highlands Ranch, CO 80126
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Tracey Lange(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Paul R. LeMire                                                  Assistant Vice President                          None
7 Cormorant Drive
Middletown, NJ 07748
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Jesse Levitt(2)                                                 Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Eric J. Liberman                                                Vice President                                    None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Malissa Lischin(2)                                              Assistant Vice President                          None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Thomas Loncar                                                   Vice President                                    None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Craig Lyman                                                     Vice President                                    None
7425 Eggshell Drive
N. Las Vegas, NV 89084
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Peter Maddox(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Michael Malik                                                   Vice President                                    None
546 Idylberry Road
San Rafael, CA 94903
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Steven C. Manns                                                 Vice President                                    None
1627 N. Hermitage Avenue
Chicago, IL 60622
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Todd A. Marion                                                  Vice President                                    None
24 Midland Avenue
Cold Spring Harbor, NY 11724
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
LuAnn Mascia(2)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Theresa-Marie Maynier                                           Vice President                                    None
2421 Charlotte Drive
Charlotte, NC 28203
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John C. McDonough                                               Senior Vice President                             None
533 Valley Road
New Canaan, CT 06840
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Kent C. McGowan                                                 Vice President                                    None
9510 190th Place SW
Edmonds, WA 98020
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Brian F. Medina                                                 Vice President                                    None
3009 Irving Street
Denver, CO 80211
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Daniel Melehan                                                  Vice President                                    None
906 Bridgeport Court
San Marcos, CA 92069
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Mark Mezzanotte                                                 Vice President                                    None
16 Cullen Way
Exeter, NH 03833
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew L. Michaelson                                           Vice President                                    None
1250 W. Grace, #3R
Chicago, IL 60613
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Noah Miller(1)                                                  Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Clint Modler(1)                                                 Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Robert Moser                                                    Vice President                                    None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
David W. Mountford                                              Vice President                                    None
7820 Banyan Terrace
Tamarac, FL 33321
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Gzim Muja                                                       Vice President                                    None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Matthew Mulcahy(2)                                              Vice President                                    None
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John V. Murphy(2)                                               Director                                          President & Trustee
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
Wendy Jean Murray                                               Vice President                                    None
32 Carolin Road
Upper Montclair, NJ 07043
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
--------------------------------------------------------------- ------------------------------------------------- --------------------------------------------
John S. Napier                                                  Vice President                                    None
17 Hillcrest Ave.
Darien, CT 06820
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Christina Nasta(2)                                              Vice President                                    None
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Kevin P. Neznek(2)                                              Vice President                                    None
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Bradford G. Norford                                             Vice President                                    None
5095 Lahinch Ct.
Westerville, OH 43082
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Alan Panzer                                                     Vice President                                    None
6755 Ridge Mill Lane
Atlanta, GA 30328
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Michael Park(2)                                                 Vice President                                    None
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Donald Pawluk(2)                                                Vice President
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Brian C. Perkes                                                 Vice President                                    None
6 Lawton Ct.
Frisco, TX 75034
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Charles K. Pettit(2)                                            Vice President                                    None
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Elaine M. Puleo-Carter(2)                                       Senior Vice President                             None
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Minnie Ra                                                       Vice President                                    None
100 Dolores Street, #203
Carmel, CA 93923
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Dusting Raring                                                  Vice President                                    None
27 Blakemore Drive
Ladera Ranch, CA 92797
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Michael A. Raso                                                 Vice President                                    None
3 Vine Place
Larchmont, NY 10538
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Richard E. Rath                                                 Vice President                                    None
46 Mt. Vernon Ave.
Alexandria, VA 22301
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William J. Raynor(5)                                            Vice President                                    None
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Corry Read(2)                                                   Vice President                                    None
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Ruxandra Risko(2)                                               Vice President                                    None
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David R. Robertson(2)                                           Senior Vice President                             None
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Ian M. Roche                                                    Vice President                                    None
7070 Bramshill Circle
Bainbridge, OH 44023
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Kenneth A. Rosenson                                             Vice President                                    None
24753 Vantage Pt. Terrace
Malibu, CA 90265
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Thomas Sabow                                                    Vice President                                    None
6617 Southcrest Drive
Edina, MN 55435
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John Saunders                                                   Vice President                                    None
2251 Chantilly Ave.
Winter Park, FL 32789
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Thomas Schmitt                                                  Vice President                                    None
40 Rockcrest Rd
Manhasset, NY 11030
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William Schories                                                Vice President                                    None
3 Hill Street
Hazlet, NJ 07730
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Charles F. Scully                                               Vice President                                    None
125 Cypress View Way
Apex, NC 27502
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Jennifer Sexton(2)                                              Vice President                                    None
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Eric Sharp                                                      Vice President                                    None
862 McNeill Circle
Woodland, CA 95695
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Debbie A. Simon                                                 Vice President                                    None
55 E. Erie St., #4404
Chicago, IL 60611
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Christopher M. Spencer                                          Vice President                                    None
2353 W 118th Terrace
Leawood, KS 66211
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John A. Spensley                                                Vice President                                    None
375 Mallard Court
Carmel, IN 46032
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Alfred St. John(2)                                              Vice President                                    None
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Bryan Stein                                                     Vice President                                    None
8 Longwood Rd.
Voorhees, NJ 08043
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John Stoma(2)                                                   Senior Vice President                             None
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Wayne Strauss(3)                                                Assistant Vice President                          None
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Brian C. Summe                                                  Vice President                                    None
2479 Legends Way
Crestview Hills, KY 41017
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Michael Sussman(2)                                              Vice President                                    None
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George T. Sweeney                                               Senior Vice President                             None
5 Smokehouse Lane
Hummelstown, PA 17036
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William K. Tai                                                  Vice President                                    None
12701 Prairie Drive
Urbandale, IA 50323
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James Taylor(2)                                                 Assistant Vice President                          None
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Martin Telles(2)                                                Senior Vice President                             None
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Paul Temple(2)                                                  Vice President                                    None
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David G. Thomas                                                 Vice President                                    None
16628 Elk Run Court
Leesburg, VA 20176
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Mark S. Vandehey(1)                                             Vice President and Chief Compliance Officer       Vice President and Chief Compliance Officer
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Vincent Vermete(2)                                              Vice President                                    None
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Cynthia Walloga(2)                                              Vice President                                    None
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Patrick Walsh                                                   Vice President                                    None
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Kenneth Lediard Ward                                            Vice President                                    None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
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Teresa Ward(1)                                                  Vice President                                    None
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Michael J. Weigner                                              Vice President                                    None
4905 W. San Nicholas Street
Tampa, FL 33629
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Donn Weise                                                      Vice President                                    None
3249 Earlmar Drive
Los Angeles, CA 90064
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Chris G. Werner                                                 Vice President                                    None
98 Crown Point Place
Castle Rock, CO 80108
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Catherine White(2)                                              Assistant Vice President                          None
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Ryan Wilde(1)                                                   Vice President                                    None
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Julie Wimer(2)                                                  Assistant Vice President                          None
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Donna Winn(2)                                                   Senior Vice President                             None
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Peter Winters                                                   Vice President                                    None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
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Patrick Wisneski(1)                                             Vice President                                    None
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Philip Witkower(2)                                              Senior Vice President                             None
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Meredith Wolff(2)                                               Vice President                                    None
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Michelle Wood(2)                                                Vice President                                    None
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Cary Patrick Wozniak                                            Vice President                                    None
18808 Bravata Court
San Diego, CA 92128
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John Charles Young                                              Vice President                                    None
3914 Southwestern
Houston, TX 77005
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Jill Zachman(2)                                                 Vice President                                    None
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Robert G. Zack(2)                                               General Counsel & Director                        Secretary
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Walter Zinych                                                   Vice President                                    None
630 North Franklin St., Apt. 718
Chicago, IL 60610
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Steven Zito(1)                                                  Vice President                                    None
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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment
#2 to the Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of June, 2007.

                                                 OPPENHEIMER SMA CORE BOND FUND

                                                 By:  /s/ John V. Murphy
                                                 --------------------------------------------------
                                                     John V. Murphy, President, Principal
                                                     Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
-------------------------------
Brian F. Wruble                             Board of Trustees                           June 22, 2007

/s/ John V. Murphy*                         President, Principal
-------------------------------
John V. Murphy                              Executive Officer and Trustee               June 22, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        June 22, 2007
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ Matthew P. Fink*                        Trustee                                     June 22, 2007
-------------------------------
Matthew P. Fink

/s/ Robert G. Galli*                        Trustee                                     June 22, 2007
-------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     June 22, 2007
-------------------------------
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     June 22, 2007
-------------------------------
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     June 22, 2007
-------------------------------
Joel W. Motley

/s/ Kenneth A. Randall*                     Trustee                                     June 22, 2007
-------------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*              Trustee                                      June 22, 2007
-----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     June 22, 2007
-------------------------------
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     June 22, 2007
-------------------------------
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         --------------------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                         OPPENHEIMER SMA CORE BOND FUND

                           Pre-Effective Amendment #2

                      Registration Statement No. 333-135513

                                  EXHIBIT INDEX

Exhibit No.             Description

23(d)                   Investment Advisory Agreement

23(e)                   General Distributor's Agreement

23(h)                   Fee Waiver and Expense Reimbursement Agreement.

23(i)                   Opinion and Consent of Counsel

23(l)                   Investment Letter from OppenheimerFunds, Inc. to Registrant

23(j)                   Independent Auditor's Consent